JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — 34.3%
Aerospace & Defense — 0.0%(a)
Bombardier, Inc. (Canada) 7.50%, 3/15/2025(b)	1,170	711
BWX Technologies, Inc. 5.38%, 7/15/2026(b)	570	586
Howmet Aerospace, Inc.
6.88%, 5/1/2025	370	393
5.90%, 2/1/2027	15	15
Spirit AeroSystems, Inc. 7.50%, 4/15/2025(b)	850	845
Triumph Group, Inc. 7.75%, 8/15/2025	1,450	943

		3,493

Air Freight & Logistics — 0.0%(a)
XPO Logistics, Inc. 6.13%, 9/1/2023(b)	1,970	1,995

Airlines — 0.0%(a)
American Airlines Group, Inc. 5.00%, 6/1/2022(b)	275	160

Auto Components — 0.3%
Adient Global Holdings Ltd. 4.88%, 8/15/2026(b)	2,725	2,287
Adient US LLC
9.00%, 4/15/2025(b)	432	461
7.00%, 5/15/2026(b)	4,145	4,249
Allison Transmission, Inc.
5.00%, 10/1/2024(b)	65	65
4.75%, 10/1/2027(b)	1,615	1,567
5.88%, 6/1/2029(b)	2,600	2,626
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	5,941	5,599
6.25%, 3/15/2026	1,420	1,320
Clarios Global LP 6.75%, 5/15/2025(b)	503	522
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024(b)	995	1,015
5.63%, 11/15/2026(b)	5,812	3,719
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(b)	2,355	2,367
Delphi Technologies plc 5.00%, 10/1/2025(b)	7,161	7,392
Panther BF Aggregator 2 LP 6.25%, 5/15/2026(b)	1,030	1,048
Tenneco, Inc.
5.38%, 12/15/2024	1,870	1,244
5.00%, 7/15/2026	2,064	1,052

		36,533

Automobiles — 3.5%
BMW Finance NV (Germany) (ICE LIBOR USD 3 Month + 0.79%), 1.22%, 8/12/2022(b)(c)	20,550	19,870
BMW US Capital LLC (Germany)
(ICE LIBOR USD 3 Month + 0.50%), 0.93%, 8/13/2021(b)(c)	31,530	31,146
(ICE LIBOR USD 3 Month + 0.53%), 1.84%, 4/14/2022(b)(c)	24,580	23,908
Daimler Finance North America LLC (Germany)
(ICE LIBOR USD 3 Month + 0.55%), 1.11%, 5/4/2021(b)(c)	58,500	57,604
(ICE LIBOR USD 3 Month + 0.67%), 1.21%, 11/5/2021(b)(c)	10,000	9,712
(ICE LIBOR USD 3 Month + 0.90%), 1.29%, 2/15/2022(b)(c)	16,220	15,653
Ford Motor Co.
8.50%, 4/21/2023	604	626
9.00%, 4/22/2025	604	635
9.63%, 4/22/2030	787	874
General Motors Co.
(ICE LIBOR USD 3 Month + 0.90%), 1.80%, 9/10/2021(c)	28,420	26,981
6.13%, 10/1/2025	537	587
6.80%, 10/1/2027	537	610
Hyundai Capital America (ICE LIBOR USD 3 Month + 0.94%), 2.29%, 7/8/2021(b)(c)	59,733	58,216
Nissan Motor Acceptance Corp.
(ICE LIBOR USD 3 Month + 0.63%), 1.83%, 9/21/2021(b)(c)	19,750	18,329
(ICE LIBOR USD 3 Month + 0.89%), 2.20%, 1/13/2022(b)(c)	12,600	11,523
(ICE LIBOR USD 3 Month + 0.65%), 1.96%, 7/13/2022(b)(c)	26,645	23,564
(ICE LIBOR USD 3 Month + 0.69%), 2.06%, 9/28/2022(b)(c)	40,500	35,170
Volkswagen Group of America Finance LLC (Germany)
(ICE LIBOR USD 3 Month + 0.77%), 1.20%, 11/13/2020(b)(c)	16,750	16,680
(ICE LIBOR USD 3 Month + 0.86%), 2.06%, 9/24/2021(b)(c)	8,750	8,625
(ICE LIBOR USD 3 Month + 0.94%), 1.37%, 11/12/2021(b)(c)	23,950	23,574

		383,887

Banks — 10.9%
ABN AMRO Bank NV (Netherlands) (ICE LIBOR USD 3 Month + 0.57%), 0.94%, 8/27/2021(b)(c)	15,820	15,827

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.66%), 1.77%, 7/21/2021(c)	3,270	3,271
(ICE LIBOR USD 3 Month + 0.65%), 1.87%, 6/25/2022(c)	47,102	46,887
(ICE LIBOR USD 3 Month + 1.18%), 2.29%, 10/21/2022(c)	5,863	5,889
(ICE LIBOR USD 3 Month + 1.00%), 2.02%, 4/24/2023(c)	28,501	28,393
(ICE LIBOR USD 3 Month + 0.79%), 2.10%, 3/5/2024(c)	50,941	50,184
Bank of Montreal (Canada)
(ICE LIBOR USD 3 Month + 0.57%), 1.80%, 3/26/2022(c)	33,020	33,060
(SOFR + 0.68%), 0.74%, 3/10/2023(c)	9,200	9,004
Barclays plc (United Kingdom)
(ICE LIBOR USD 3 Month + 2.11%), 2.56%, 8/10/2021(c)	50,595	51,094
(ICE LIBOR USD 3 Month + 1.63%), 2.94%, 1/10/2023(c)	13,980	13,845
(ICE LIBOR USD 3 Month + 1.43%), 1.82%, 2/15/2023(c)	31,130	30,754
(ICE LIBOR USD 3 Month + 1.38%), 1.77%, 5/16/2024(c)	7,776	7,568
BNP Paribas SA (France) (ICE LIBOR USD 3 Month + 0.39%), 0.86%, 8/7/2021(b)(c)	48,680	48,731
Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.80%), 0.86%, 3/17/2023(c)	7,480	7,321
Capital One NA (ICE LIBOR USD 3 Month + 1.15%), 1.91%, 1/30/2023(c)	15,570	15,333
Citibank NA
(ICE LIBOR USD 3 Month + 0.53%), 0.91%, 2/19/2022(c)	16,100	15,991
(ICE LIBOR USD 3 Month + 0.60%), 0.98%, 5/20/2022(c)	6,630	6,598
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.19%), 1.75%, 8/2/2021(c)	32,962	33,131
(SOFR + 0.87%), 0.93%, 11/4/2022(c)	8,140	8,028
(ICE LIBOR USD 3 Month + 0.95%), 1.97%, 7/24/2023(c)	24,290	24,098
(ICE LIBOR USD 3 Month + 1.43%), 3.01%, 9/1/2023(c)	43,031	43,300
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(c)(d)(e)	505	517
Citizens Bank NA (ICE LIBOR USD 3 Month + 0.72%), 1.14%, 2/14/2022(c)	5,700	5,640
Credit Agricole Corporate & Investment Bank SA (France) (ICE LIBOR USD 3 Month + 0.63%), 2.06%, 10/3/2021(c)	30,050	30,052
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) (ICE LIBOR USD 3 Month + 2.29%), 3.43%, 4/16/2021(c)	5,418	5,492
DNB Bank ASA (Norway) (ICE LIBOR USD 3 Month + 0.62%), 2.20%, 12/2/2022(b)(c)	24,480	24,368
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.66%), 2.02%, 5/25/2021(c)	8,460	8,532
(ICE LIBOR USD 3 Month + 0.65%), 1.43%, 9/11/2021(c)	24,640	24,645
(ICE LIBOR USD 3 Month + 1.50%), 2.87%, 1/5/2022(c)	34,770	35,061
ING Groep NV (Netherlands) (ICE LIBOR USD 3 Month + 1.15%), 2.52%, 3/29/2022(c)	17,925	17,921
Lloyds Bank plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.49%), 0.96%, 5/7/2021(c)	20,380	20,415
Lloyds Banking Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.80%), 2.00%, 6/21/2021(c)	2,100	2,098
Mitsubishi UFJ Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.65%), 1.64%, 7/26/2021(c)	31,420	31,363
(ICE LIBOR USD 3 Month + 0.70%), 1.70%, 3/7/2022(c)	16,710	16,591
(ICE LIBOR USD 3 Month + 0.79%), 1.78%, 7/25/2022(c)	10,185	10,114
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.14%), 1.91%, 9/13/2021(c)	45,940	46,030
(ICE LIBOR USD 3 Month + 0.79%), 2.10%, 3/5/2023(c)	6,830	6,733
(ICE LIBOR USD 3 Month + 0.84%), 2.02%, 7/16/2023(c)	38,920	38,247
(ICE LIBOR USD 3 Month + 0.85%), 1.62%, 9/13/2023(c)	11,100	10,886
(ICE LIBOR USD 3 Month + 0.63%), 0.99%, 5/25/2024(c)	32,860	31,676
MUFG Union Bank NA (SOFR + 0.71%), 1.81%, 12/9/2022(c)	5,590	5,542
National Australia Bank Ltd. (Australia)
(ICE LIBOR USD 3 Month + 0.58%), 1.70%, 9/20/2021(b)(c)	17,260	17,253
(ICE LIBOR USD 3 Month + 0.71%), 1.27%, 11/4/2021(b)(c)	20,450	20,572

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Santander UK plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.62%), 2.20%, 6/1/2021(c)	26,760	26,814
(ICE LIBOR USD 3 Month + 0.66%), 1.05%, 11/15/2021(c)	18,360	18,313
Skandinaviska Enskilda Banken AB (Sweden) (ICE LIBOR USD 3 Month + 0.65%), 1.43%, 12/12/2022(b)(c)	20,420	20,386
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.20%), 2.10%, 9/10/2022(b)(c)	8,210	8,147
(ICE LIBOR USD 3 Month + 1.15%), 2.29%, 1/20/2023(b)(c)	3,950	3,893
Sumitomo Mitsui Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.11%), 2.42%, 7/14/2021(c)	5,076	5,095
(ICE LIBOR USD 3 Month + 1.14%), 2.28%, 10/19/2021(c)	27,318	27,455
(ICE LIBOR USD 3 Month + 0.74%), 1.88%, 10/18/2022(c)	33,771	33,536
Toronto-Dominion Bank (The) (Canada)
(ICE LIBOR USD 3 Month + 0.27%), 1.11%, 3/17/2021(c)	20,280	20,304
(ICE LIBOR USD 3 Month + 0.53%), 2.11%, 12/1/2022(c)	24,440	24,334
Truist Bank
(ICE LIBOR USD 3 Month + 0.59%), 1.15%, 8/2/2022(c)	11,705	11,673
(SOFR + 0.73%), 1.83%, 3/9/2023(c)	6,070	5,876
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 0.93%), 1.38%, 2/11/2022(c)	15,321	15,323
(ICE LIBOR USD 3 Month + 1.23%), 1.99%, 10/31/2023(c)	13,696	13,700
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.50%), 1.54%, 7/23/2021(c)	39,660	39,649
(ICE LIBOR USD 3 Month + 0.66%), 1.66%, 9/9/2022(c)	12,750	12,732

		1,195,285

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium) (ICE LIBOR USD 3 Month + 1.26%), 1.82%, 2/1/2021(c)	13,176	13,245

Biotechnology — 0.7%
AbbVie, Inc.
(ICE LIBOR USD 3 Month + 0.35%), 0.72%, 5/21/2021(b)(c)	14,650	14,612
(ICE LIBOR USD 3 Month + 0.46%), 0.84%, 11/19/2021(b)(c)	16,300	16,202
(ICE LIBOR USD 3 Month + 0.65%), 1.02%, 11/21/2022(b)(c)	49,580	49,184

		79,998

Building Products — 0.1%
American Woodmark Corp. 4.88%, 3/15/2026(b)	2,120	2,062
Griffon Corp. 5.75%, 3/1/2028	1,110	1,103
JELD-WEN, Inc.
6.25%, 5/15/2025(b)	385	397
4.88%, 12/15/2027(b)	1,015	951
PGT Innovations, Inc. 6.75%, 8/1/2026(b)	590	602
Standard Industries, Inc. 5.00%, 2/15/2027(b)	2,335	2,403

		7,518

Capital Markets — 4.0%
Credit Suisse Group AG (Switzerland) (ICE LIBOR USD 3 Month + 1.20%), 1.94%, 12/14/2023(b)(c)	8,640	8,511
Deutsche Bank AG (Germany)
(ICE LIBOR USD 3 Month + 0.97%), 2.28%, 7/13/2020(c)	33,723	33,723
(ICE LIBOR USD 3 Month + 1.31%), 1.69%, 8/20/2020(c)	28,118	28,119
(ICE LIBOR USD 3 Month + 1.29%), 1.85%, 2/4/2021(c)	13,350	13,146
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.11%), 2.10%, 4/26/2022(c)	64,465	64,530
(ICE LIBOR USD 3 Month + 1.05%), 2.36%, 6/5/2023(c)	55,238	54,655
(ICE LIBOR USD 3 Month + 1.00%), 2.02%, 7/24/2023(c)	24,650	24,418
LPL Holdings, Inc. 4.63%, 11/15/2027(b)	410	401
Macquarie Bank Ltd. (Australia) (ICE LIBOR USD 3 Month + 0.45%), 0.95%, 8/6/2021(b)(c)	4,060	4,033
Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.35%), 2.62%, 3/27/2024(b)(c)	17,779	17,660

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Morgan Stanley
(ICE LIBOR USD 3 Month + 1.18%), 2.32%, 1/20/2022(c)	11,625	11,663
(SOFR + 0.83%), 0.89%, 6/10/2022(c)	14,925	14,742
(SOFR + 0.70%), 0.76%, 1/20/2023(c)	20,580	20,154
(ICE LIBOR USD 3 Month + 1.40%), 2.42%, 10/24/2023(c)	88,420	88,674
TD Ameritrade Holding Corp. (ICE LIBOR USD 3 Month + 0.43%), 1.12%, 11/1/2021(c)	7,980	7,932
UBS Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 1.78%), 3.09%, 4/14/2021(b)(c)	3,680	3,732
(ICE LIBOR USD 3 Month + 1.22%), 1.58%, 5/23/2023(b)(c)	28,422	28,510
(ICE LIBOR USD 3 Month + 0.95%), 1.34%, 8/15/2023(b)(c)	19,704	19,598

		444,201

Chemicals — 0.3%
Chemours Co. (The) 6.63%, 5/15/2023	2,295	2,301
CVR Partners LP 9.25%, 6/15/2023(b)	1,910	1,795
DuPont de Nemours, Inc. (ICE LIBOR USD 3 Month + 0.71%), 1.10%, 11/15/2020(c)	16,020	16,021
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(b)	1,485	1,463
Hexion, Inc. 7.88%, 7/15/2027(b)	685	616
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024(b)	2,435	2,411
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024(b)	1,070	988
5.25%, 6/1/2027(b)	1,555	1,317
OCI NV (Netherlands) 5.25%, 11/1/2024(b)	200	196
Rain CII Carbon LLC 7.25%, 4/1/2025(b)	1,180	1,074
Reichhold Industries, Inc. 11.03%, 5/1/2018‡(b)(f)	5,673	—	(g)
Starfruit Finco BV (Netherlands) 8.00%, 10/1/2026(b)	1,285	1,328
Trinseo Materials Operating SCA 5.38%, 9/1/2025(b)	2,075	1,982
Valvoline, Inc. 4.38%, 8/15/2025(b)	930	944
Venator Finance SARL
9.50%, 7/1/2025(b)	770	774
5.75%, 7/15/2025(b)	2,719	1,741

		34,951

Commercial Services & Supplies — 0.1%
ACCO Brands Corp. 5.25%, 12/15/2024(b)	1,215	1,221
ADT Security Corp. (The) 4.88%, 7/15/2032(b)	321	302
Aramark Services, Inc. 5.00%, 2/1/2028(b)	1,260	1,241
Brink’s Co. (The) 4.63%, 10/15/2027(b)	745	697
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 3.33%, 12/21/2065(b)(c)	5,960	2,577
Nielsen Finance LLC 4.50%, 10/1/2020	5,931	5,931

		11,969

Communications Equipment — 0.1%
CommScope Technologies LLC 6.00%, 6/15/2025(b)	3,942	3,832
CommScope, Inc.
6.00%, 3/1/2026(b)	1,870	1,966
8.25%, 3/1/2027(b)	1,425	1,486
Plantronics, Inc. 5.50%, 5/31/2023(b)	1,200	918

		8,202

Construction & Engineering — 0.0%(a)
Zekelman Industries, Inc. 9.88%, 6/15/2023(b)	2,003	1,993

Consumer Finance — 3.2%
American Express Co.
(ICE LIBOR USD 3 Month + 0.53%), 0.91%, 5/17/2021(c)	24,720	24,757
(ICE LIBOR USD 3 Month + 0.60%), 1.14%, 11/5/2021(c)	20,040	20,022
(ICE LIBOR USD 3 Month + 0.62%), 1.00%, 5/20/2022(c)	32,480	32,383
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.35%), 1.12%, 6/11/2021(c)	20,430	20,331
(ICE LIBOR USD 3 Month + 0.54%), 1.81%, 6/27/2022(c)	23,720	23,345
(ICE LIBOR USD 3 Month + 0.37%), 0.82%, 5/10/2023(c)	25,250	24,345
Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.30%), 1.30%, 3/8/2021(c)	16,230	16,200
Series I, (ICE LIBOR USD 3 Month + 0.39%), 0.78%, 5/17/2021(c)	24,110	24,135
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 0.79%), 1.57%, 6/12/2020(c)	18,780	18,765
(ICE LIBOR USD 3 Month + 0.81%), 2.18%, 4/5/2021(c)	23,155	21,968
(ICE LIBOR USD 3 Month + 0.88%), 2.19%, 10/12/2021(c)	41,890	39,361
4.39%, 1/8/2026	2,100	1,974
4.54%, 8/1/2026	1,500	1,406
4.27%, 1/9/2027	6,600	6,005

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.85%), 2.17%, 4/9/2021(c)	26,100	25,419
(ICE LIBOR USD 3 Month + 1.10%), 1.60%, 11/6/2021(c)	13,471	12,875
Harley-Davidson Financial Services, Inc. (ICE LIBOR USD 3 Month + 0.94%), 2.52%, 3/2/2021(b)(c)	8,200	8,080
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 3.57%, 12/21/2065(b)(c)	295	133
John Deere Capital Corp.
(ICE LIBOR USD 3 Month + 0.40%), 1.40%, 6/7/2021(c)	14,482	14,523
(ICE LIBOR USD 3 Month + 0.49%), 1.26%, 6/13/2022(c)	12,290	12,240
Springleaf Finance Corp. 6.63%, 1/15/2028	908	867

		349,134

Containers & Packaging — 0.1%
Ardagh Packaging Finance plc
6.00%, 2/15/2025(b)	4,760	4,908
5.25%, 8/15/2027(b)	1,635	1,610
Berry Global, Inc. 4.88%, 7/15/2026(b)	3,160	3,303
Greif, Inc. 6.50%, 3/1/2027(b)	1,105	1,116
LABL Escrow Issuer LLC
6.75%, 7/15/2026(b)	1,465	1,527
10.50%, 7/15/2027(b)	985	1,034
Mauser Packaging Solutions Holding Co. 7.25%, 4/15/2025(b)	1,130	1,017
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027(b)	893	940

		15,455

Distributors — 0.0%(a)
Performance Food Group, Inc. 6.88%, 5/1/2025(b)	150	157
Wolverine Escrow LLC
9.00%, 11/15/2026(b)	1,375	916
13.13%, 11/15/2027(b)	530	334

		1,407

Diversified Consumer Services — 0.0%(a)
Service Corp. International
5.38%, 5/15/2024	120	123
7.50%, 4/1/2027	1,145	1,271

		1,394

Diversified Financial Services — 0.1%
ACE Cash Express, Inc. 12.00%, 12/15/2022(b)	2,529	1,897
AIG Global Funding (ICE LIBOR USD 3 Month + 0.46%), 1.68%, 6/25/2021(b)(c)	7,840	7,821
CNG Holdings, Inc. 12.50%, 6/15/2024(b)	329	286
Refinitiv US Holdings, Inc. 6.25%, 5/15/2026(b)	130	139

		10,143

Diversified Telecommunication Services — 0.9%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027(b)	2,125	2,354
6.00%, 2/15/2028(b)	565	549
Altice France SA (France)
7.38%, 5/1/2026(b)	1,040	1,097
8.13%, 2/1/2027(b)	1,340	1,474
AT&T, Inc. (ICE LIBOR USD 3 Month + 0.75%), 2.33%, 6/1/2021(c)	1,292	1,297
CCO Holdings LLC
5.88%, 4/1/2024(b)	14,775	15,178
5.38%, 5/1/2025(b)	810	832
5.75%, 2/15/2026(b)	22,235	23,184
5.50%, 5/1/2026(b)	2,225	2,353
5.13%, 5/1/2027(b)	4,500	4,725
5.00%, 2/1/2028(b)	130	136
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	4,000	4,169
Series Y, 7.50%, 4/1/2024	1,755	1,931
5.63%, 4/1/2025	785	809
5.13%, 12/15/2026(b)	915	924
4.00%, 2/15/2027(b)	400	399
Cincinnati Bell, Inc.
7.00%, 7/15/2024(b)	2,141	2,206
8.00%, 10/15/2025(b)	440	454
Embarq Corp. 8.00%, 6/1/2036	1,498	1,599
Frontier Communications Corp.
6.88%, 1/15/2025	2,067	646
11.00%, 9/15/2025(f)	5,010	1,766
8.50%, 4/1/2026(b)	5,735	5,494
8.00%, 4/1/2027(b)	2,130	2,191
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023	8,719	4,599
8.00%, 2/15/2024(b)(h)	95	96
8.50%, 10/15/2024(b)	1,228	700
9.75%, 7/15/2025(b)	3,770	2,177
Level 3 Financing, Inc.
5.13%, 5/1/2023	110	110
5.38%, 1/15/2024	1,610	1,630
5.38%, 5/1/2025	1,080	1,109
Sprint Capital Corp. 8.75%, 3/15/2032	6,755	9,710
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	590	636

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Telecom Italia SpA (Italy) 5.30%, 5/30/2024(b)	975	1,021
Verizon Communications, Inc. (ICE LIBOR USD 3 Month + 1.00%), 1.74%, 3/16/2022(c)	3,984	3,992
Windstream Services LLC
9.00%, 6/30/2025(b)(f)	11,900	595
8.63%, 10/31/2025(b)(h)	385	229

		102,371

Electric Utilities — 0.3%
NextEra Energy Capital Holdings, Inc. (ICE LIBOR USD 3 Month + 0.55%), 0.92%, 8/28/2021(c)	27,650	27,652
Texas Competitive Electric Holdings Co. LLC
11.50%, 10/1/2020‡(f)	5,000	8
8.50%, 10/20/2020‡(f)	37,201	15
8.50%, 12/31/2020‡(f)	24,805	2
Vistra Operations Co. LLC 5.63%, 2/15/2027(b)	500	531

		28,208

Electrical Equipment — 0.0%(a)
Sensata Technologies BV 5.00%, 10/1/2025(b)	3,078	3,193

Electronic Equipment, Instruments & Components — 0.1%
Anixter, Inc. 5.50%, 3/1/2023	15	15
MTS Systems Corp. 5.75%, 8/15/2027(b)	30	27
Tyco Electronics Group SA (Switzerland) (ICE LIBOR USD 3 Month + 0.45%), 1.76%, 6/5/2020(c)	8,020	8,020

		8,062

Energy Equipment & Services — 0.0%(a)
Calfrac Holdings LP (Canada) 8.50%, 6/15/2026(b)	2,145	64
Nabors Industries Ltd. 7.25%, 1/15/2026(b)	385	219
Nabors Industries, Inc. 5.75%, 2/1/2025	970	301
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025(b)	855	378
Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164(d)(e)(i)	4,372	1,190
Transocean Guardian Ltd. 5.88%, 1/15/2024(b)	438	401
Transocean Pontus Ltd. 6.13%, 8/1/2025(b)	1,132	1,064
Transocean, Inc.
7.25%, 11/1/2025(b)	1,315	724
8.00%, 2/1/2027(b)	1,015	548

		4,889

Entertainment — 0.1%
Cinemark USA, Inc. 8.75%, 5/1/2025(b)	373	389
Live Nation Entertainment, Inc.
6.50%, 5/15/2027(b)	601	638
4.75%, 10/15/2027(b)	923	858
NBCUniversal Enterprise, Inc. (ICE LIBOR USD 3 Month + 0.40%), 1.83%, 4/1/2021(b)(c)	4,195	4,203
Netflix, Inc.
5.88%, 11/15/2028	95	108
4.88%, 6/15/2030(b)	50	54
WMG Acquisition Corp. 5.00%, 8/1/2023(b)	850	859

		7,109

Equity Real Estate Investment Trusts (REITs) — 0.2%
CoreCivic, Inc. 4.63%, 5/1/2023	2,455	2,381
ESH Hospitality, Inc. 4.63%, 10/1/2027(b)	1,358	1,285
GEO Group, Inc. (The)
5.13%, 4/1/2023	305	268
5.88%, 10/15/2024	3,830	3,169
Iron Mountain, Inc. 6.00%, 8/15/2023	3,065	3,096
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	1,190	1,240
5.75%, 2/1/2027	630	661
RHP Hotel Properties LP 5.00%, 4/15/2023	3,350	3,108
Uniti Group LP
6.00%, 4/15/2023(b)	15	15
7.13%, 12/15/2024(b)	965	872
VICI Properties LP
3.50%, 2/15/2025(b)	385	371
4.25%, 12/1/2026(b)	1,274	1,262
3.75%, 2/15/2027(b)	345	333
4.63%, 12/1/2029(b)	4,660	4,649
4.13%, 8/15/2030(b)	260	251

		22,961

Food & Staples Retailing — 0.1%
Albertsons Cos., Inc.
3.50%, 2/15/2023(b)	320	322
6.63%, 6/15/2024	181	187
5.75%, 3/15/2025	4,595	4,722
4.63%, 1/15/2027(b)	645	655
4.88%, 2/15/2030(b)	455	471
Rite Aid Corp.
6.13%, 4/1/2023(b)	2,621	2,438
7.50%, 7/1/2025(b)	1,313	1,303
Sysco Corp.
5.65%, 4/1/2025	180	205
5.95%, 4/1/2030	125	150

		10,453

Food Products — 0.8%
Campbell Soup Co. (ICE LIBOR USD 3 Month + 0.63%), 1.37%, 3/15/2021(c)	30,905	30,848

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Conagra Brands, Inc. (ICE LIBOR USD 3 Month + 0.50%), 1.82%, 10/9/2020(c)	15,300	15,286
General Mills, Inc. (ICE LIBOR USD 3 Month + 0.54%), 1.72%, 4/16/2021(c)	30,592	30,627
Kraft Heinz Foods Co. 4.88%, 2/15/2025(b)	795	814
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024(b)	810	844
4.88%, 5/15/2028(b)	422	442
Post Holdings, Inc.
5.75%, 3/1/2027(b)	815	850
5.63%, 1/15/2028(b)	220	230
5.50%, 12/15/2029(b)	220	230
4.63%, 4/15/2030(b)	384	379
TreeHouse Foods, Inc. 6.00%, 2/15/2024(b)	2,615	2,680

		83,230

Health Care Equipment & Supplies — 0.0%(a)
Hologic, Inc. 4.38%, 10/15/2025(b)	856	875
Teleflex, Inc. 4.25%, 6/1/2028(b)	1,340	1,380

		2,255

Health Care Providers & Services — 1.1%
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023(b)	1,213	1,152
Centene Corp.
5.38%, 6/1/2026(b)	2,570	2,718
4.25%, 12/15/2027	5,548	5,796
4.63%, 12/15/2029	1,810	1,948
Cigna Corp. (ICE LIBOR USD 3 Month + 0.65%), 1.49%, 9/17/2021(c)	42,230	42,005
Community Health Systems, Inc.
6.25%, 3/31/2023	1,083	1,051
8.63%, 1/15/2024(b)	1,795	1,803
DaVita, Inc. 5.00%, 5/1/2025	5,255	5,393
Encompass Health Corp.
5.75%, 11/1/2024	2,321	2,334
5.75%, 9/15/2025	1,195	1,225
4.50%, 2/1/2028	1,300	1,320
Envision Healthcare Corp. 8.75%, 10/15/2026(b)	5,940	2,614
HCA, Inc.
5.38%, 2/1/2025	12,490	13,710
5.88%, 2/15/2026	15,693	17,568
5.38%, 9/1/2026	65	72
5.63%, 9/1/2028	110	126
3.50%, 9/1/2030	320	315
Radiology Partners, Inc. 9.25%, 2/1/2028(b)	650	628
Tenet Healthcare Corp.
8.13%, 4/1/2022	992	1,037
6.75%, 6/15/2023	4,910	5,143
4.63%, 7/15/2024	30	30
4.63%, 9/1/2024(b)	80	81
7.50%, 4/1/2025(b)	446	486
5.13%, 5/1/2025	265	269
7.00%, 8/1/2025	310	311
4.88%, 1/1/2026(b)	6,850	7,041
6.25%, 2/1/2027(b)	2,059	2,131
5.13%, 11/1/2027(b)	5,060	5,224
US Renal Care, Inc. 10.63%, 7/15/2027(b)	880	915

		124,446

Health Care Technology — 0.0%(a)
IQVIA, Inc. 5.00%, 10/15/2026(b)	915	969

Hotels, Restaurants & Leisure — 0.5%
Boyne USA, Inc. 7.25%, 5/1/2025(b)	980	1,036
Carnival Corp. 11.50%, 4/1/2023(b)	466	496
Cedar Fair LP 5.50%, 5/1/2025(b)	545	553
Chukchansi Economic Development Authority 9.75%, 5/30/2020(b)(f)	11,740	4,930
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(b)	1,362	940
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(b)	962	669
Gateway Casinos & Entertainment Ltd. (Canada) 8.25%, 3/1/2024(b)	689	586
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025(b)	220	225
5.13%, 5/1/2026	2,071	2,077
5.75%, 5/1/2028(b)	330	341
Hilton Worldwide Finance LLC 4.63%, 4/1/2025	492	488
Hyatt Hotels Corp.
5.38%, 4/23/2025	255	267
5.75%, 4/23/2030	255	269
IRB Holding Corp. 7.00%, 6/15/2025(b)	395	410
LTF Merger Sub, Inc. 8.50%, 6/15/2023(b)	4,400	3,454
Marriott International, Inc.
Series Y, (ICE LIBOR USD 3 Month + 0.60%), 2.18%, 12/1/2020(c)	16,020	15,820
(ICE LIBOR USD 3 Month + 0.65%), 1.65%, 3/8/2021(c)	5,730	5,637
Series EE, 5.75%, 5/1/2025	335	362
4.63%, 6/15/2030	390	399
Marriott Ownership Resorts, Inc.
6.13%, 9/15/2025(b)	735	762
6.50%, 9/15/2026	950	943

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
MGM Resorts International
5.75%, 6/15/2025	2,783	2,776
5.50%, 4/15/2027	1,202	1,168
Royal Caribbean Cruises Ltd.
10.88%, 6/1/2023(b)	495	518
11.50%, 6/1/2025(b)	1,430	1,516
Sabre GLBL, Inc.
5.25%, 11/15/2023(b)	1,835	1,724
9.25%, 4/15/2025(b)	537	571
Six Flags Entertainment Corp.
4.88%, 7/31/2024(b)	1,790	1,683
5.50%, 4/15/2027(b)	465	432
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(b)	520	553
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026(b)	15	16
Station Casinos LLC 4.50%, 2/15/2028(b)	1,235	1,088
Vail Resorts, Inc. 6.25%, 5/15/2025(b)	432	454
Wynn Las Vegas LLC 5.50%, 3/1/2025(b)	2,470	2,394
Yum! Brands, Inc. 7.75%, 4/1/2025(b)	270	298

		55,855

Household Durables — 0.0%(a)
Newell Brands, Inc.
4.88%, 6/1/2025	140	145
4.70%, 4/1/2026(h)	1,246	1,290
5.87%, 4/1/2036(h)	260	272
Tempur Sealy International, Inc.
5.63%, 10/15/2023	500	500
5.50%, 6/15/2026	285	286

		2,493

Household Products — 0.1%
Central Garden & Pet Co.
6.13%, 11/15/2023	1,220	1,247
5.13%, 2/1/2028	2,180	2,230
Energizer Holdings, Inc. 7.75%, 1/15/2027(b)	4,215	4,594
Spectrum Brands, Inc. 5.75%, 7/15/2025	4,725	4,873

		12,944

Independent Power and Renewable Electricity Producers — 0.0%(a)
AES Corp. (The) 6.00%, 5/15/2026	15	16

Insurance — 1.0%
AIA Group Ltd. (Hong Kong) (ICE LIBOR USD 3 Month + 0.52%), 1.64%, 9/20/2021(b)(c)	15,830	15,605
Jackson National Life Global Funding (SOFR + 0.60%), 0.66%, 1/6/2023(b)(c)	57,960	56,427
MET Tower Global Funding (SOFR + 0.55%), 0.58%, 1/17/2023(b)(c)	13,740	13,365
Metropolitan Life Global Funding I (SOFR + 0.57%), 0.63%, 1/13/2023(b)(c)	16,850	16,467
Protective Life Global Funding (ICE LIBOR USD 3 Month + 0.52%), 1.89%, 6/28/2021(b)(c)	11,740	11,743

		113,607

Internet & Direct Marketing Retail — 0.2%
eBay, Inc. (ICE LIBOR USD 3 Month + 0.87%), 1.63%, 1/30/2023(c)	15,505	15,367
Expedia Group, Inc.
6.25%, 5/1/2025(b)	540	576
7.00%, 5/1/2025(b)	324	346
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(b)	2,815	2,552

		18,841

IT Services — 0.3%
Cogent Communications Group, Inc. 5.63%, 4/15/2021(b)	5,901	5,903
Gartner, Inc. 5.13%, 4/1/2025(b)	30	31
International Business Machines Corp. (ICE LIBOR USD 3 Month + 0.40%), 0.83%, 5/13/2021(c)	29,580	29,672
Presidio Holdings, Inc. 4.88%, 2/1/2027(b)	50	50

		35,656

Leisure Products — 0.1%
Mattel, Inc.
3.15%, 3/15/2023	775	736
6.75%, 12/31/2025(b)	6,914	7,208
5.88%, 12/15/2027(b)	925	941
Vista Outdoor, Inc. 5.88%, 10/1/2023	4,934	4,663

		13,548

Life Sciences Tools & Services — 0.0%(a)
Avantor, Inc. 6.00%, 10/1/2024(b)	2,180	2,289

Machinery — 0.2%
EnPro Industries, Inc. 5.75%, 10/15/2026	15	15
Hillman Group, Inc. (The) 6.38%, 7/15/2022(b)	2,235	2,013
Otis Worldwide Corp. (ICE LIBOR USD 3 Month + 0.45%), 2.09%, 4/5/2023(b)(c)	12,320	12,156
SPX FLOW, Inc.
5.63%, 8/15/2024(b)	30	30
5.88%, 8/15/2026(b)	135	136
Stevens Holding Co., Inc. 6.13%, 10/1/2026(b)	30	31
Terex Corp. 5.63%, 2/1/2025(b)	1,500	1,395
Wabash National Corp. 5.50%, 10/1/2025(b)	80	68

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Welbilt, Inc. 9.50%, 2/15/2024	2,480	2,232

		18,076

Media — 0.8%
Altice Financing SA (Luxembourg) 7.50%, 5/15/2026(b)	950	1,000
Charter Communications Operating LLC (ICE LIBOR USD 3 Month + 1.65%), 2.34%, 2/1/2024(c)	3,825	3,787
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	4,315	3,925
5.13%, 8/15/2027(b)	2,980	2,980
Comcast Corp. (ICE LIBOR USD 3 Month + 0.44%), 1.87%, 10/1/2021(c)	7,940	7,963
CSC Holdings LLC
6.63%, 10/15/2025(b)	1,475	1,542
10.88%, 10/15/2025(b)	20,510	22,205
6.50%, 2/1/2029(b)	300	331
Diamond Sports Group LLC 5.38%, 8/15/2026(b)	610	485
DISH DBS Corp.
5.00%, 3/15/2023	300	299
5.88%, 11/15/2024	10,373	10,240
7.75%, 7/1/2026	9,550	9,908
Entercom Media Corp.
7.25%, 11/1/2024(b)	830	669
6.50%, 5/1/2027(b)	330	290
GCI LLC
6.63%, 6/15/2024(b)	10	10
6.88%, 4/15/2025	750	780
Gray Television, Inc. 7.00%, 5/15/2027(b)	30	32
iHeartCommunications, Inc. 8.38%, 5/1/2027	1,014	948
Lamar Media Corp. 4.88%, 1/15/2029(b)	350	360
Meredith Corp. 6.88%, 2/1/2026	4,790	4,437
Nexstar Broadcasting, Inc.
5.63%, 8/1/2024(b)	1,884	1,922
5.63%, 7/15/2027(b)	1,320	1,353
Sinclair Television Group, Inc. 5.13%, 2/15/2027(b)	3,366	3,132
Sirius XM Radio, Inc.
5.38%, 4/15/2025(b)	7,406	7,599
5.38%, 7/15/2026(b)	50	52
Videotron Ltd. (Canada)
5.38%, 6/15/2024(b)	1,300	1,378
5.13%, 4/15/2027(b)	235	247

		87,874

Metals & Mining — 0.2%
Alcoa Nederland Holding BV
6.75%, 9/30/2024(b)	8,186	8,309
7.00%, 9/30/2026(b)	610	625
Allegheny Technologies, Inc. 5.88%, 12/1/2027	388	313
Arconic Corp.
6.00%, 5/15/2025(b)	858	889
6.13%, 2/15/2028(b)	445	433
Constellium SE 6.63%, 3/1/2025(b)	1,040	1,057
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	4,950	5,037
4.13%, 3/1/2028	1,016	988
Novelis Corp.
5.88%, 9/30/2026(b)	15	15
4.75%, 1/30/2030(b)	670	637
United States Steel Corp. 12.00%, 6/1/2025(b)	653	651

		18,954

Multiline Retail — 0.0%(a)
Macy’s, Inc. 8.38%, 6/15/2025(b)	672	681
Neiman Marcus Group Ltd. LLC
14.00% (cash), 4/25/2024(b)(f)(i)	6,298	1,449
8.00%, 10/25/2024(b)(f)	6,068	152
8.75%, 10/25/2024(b)(f)	8,045	201
Nordstrom, Inc. 8.75%, 5/15/2025(b)	405	435

		2,918

Multi-Utilities — 0.3%
Sempra Energy
(ICE LIBOR USD 3 Month + 0.50%), 1.72%, 1/15/2021(c)	4,103	4,084
(ICE LIBOR USD 3 Month + 0.45%), 1.19%, 3/15/2021(c)	29,380	29,337

		33,421

Oil, Gas & Consumable Fuels — 1.2%
Antero Midstream Partners LP 5.38%, 9/15/2024	2,120	1,770
Antero Resources Corp. 5.13%, 12/1/2022	1,905	1,334
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026(b)	185	125
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027(b)	960	485
Blue Racer Midstream LLC 6.13%, 11/15/2022(b)	3,675	3,587
Buckeye Partners LP
4.13%, 3/1/2025(b)	575	564
4.13%, 12/1/2027	680	657
4.50%, 3/1/2028(b)	575	556
Callon Petroleum Co. 6.25%, 4/15/2023	1,626	528
Chesapeake Energy Corp. 11.50%, 1/1/2025(b)	530	36
Comstock Resources, Inc. 7.50%, 5/15/2025(b)	2,285	2,017
Crestwood Midstream Partners LP 6.25%, 4/1/2023(h)	2,050	1,953

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
DCP Midstream LP Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.38%, 12/15/2022(c)(d)(e)	1,545	939
DCP Midstream Operating LP 5.38%, 7/15/2025	145	140
Denbury Resources, Inc. 9.25%, 3/31/2022(b)	1,261	504
Enbridge, Inc. (Canada) (ICE LIBOR USD 3 Month + 0.70%), 1.44%, 6/15/2020(c)	12,370	12,370
EnLink Midstream LLC 5.38%, 6/1/2029	609	471
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(c)(d)(e)	1,490	417
4.40%, 4/1/2024	880	706
4.15%, 6/1/2025	115	93
4.85%, 7/15/2026	1,040	837
EP Energy LLC
9.38%, 5/1/2024(b)(f)	12,127	12
8.00%, 11/29/2024(b)(f)	643	6
8.00%, 2/15/2025(b)(f)	1,045	1
7.75%, 5/15/2026(b)(f)	9,647	1,255
EQT Corp. 7.00%, 2/1/2030(h)	150	159
Genesis Energy LP
6.50%, 10/1/2025	55	50
6.25%, 5/15/2026	120	107
7.75%, 2/1/2028	708	662
Gulfport Energy Corp.
6.00%, 10/15/2024	1,510	883
6.38%, 5/15/2025	310	155
6.38%, 1/15/2026	1,020	510
Holly Energy Partners LP 5.00%, 2/1/2028(b)	475	468
MEG Energy Corp. (Canada)
7.00%, 3/31/2024(b)	1,302	1,253
6.50%, 1/15/2025(b)	607	598
7.13%, 2/1/2027(b)	730	665
MPLX LP
(ICE LIBOR USD 3 Month + 0.90%), 1.90%, 9/9/2021(c)	5,690	5,507
(ICE LIBOR USD 3 Month + 1.10%), 2.10%, 9/9/2022(c)	4,060	3,833
Oasis Petroleum, Inc.
6.88%, 1/15/2023	3,101	524
6.25%, 5/1/2026(b)	930	153
Occidental Petroleum Corp.
(ICE LIBOR USD 3 Month + 1.25%), 1.68%, 8/13/2021(c)	17,061	16,273
(ICE LIBOR USD 3 Month + 1.45%), 1.84%, 8/15/2022(c)	18,325	16,034
2.70%, 8/15/2022	970	887
PBF Holding Co. LLC
9.25%, 5/15/2025(b)	327	354
6.00%, 2/15/2028(b)	515	433
Range Resources Corp. 4.88%, 5/15/2025	1,195	999
SM Energy Co.
6.13%, 11/15/2022	1,069	642
5.63%, 6/1/2025	1,085	564
Southwestern Energy Co.
6.20%, 1/23/2025(h)	1,650	1,482
7.50%, 4/1/2026	1,463	1,346
Spectra Energy Partners LP (ICE LIBOR USD 3 Month + 0.70%), 2.01%, 6/5/2020(c)	30,084	30,083
Summit Midstream Holdings LLC 5.75%, 4/15/2025	2,835	1,213
Tallgrass Energy Partners LP 5.50%, 1/15/2028(b)	160	143
Targa Resources Partners LP
6.75%, 3/15/2024	6,405	6,513
6.50%, 7/15/2027	933	982
Whiting Petroleum Corp.
5.75%, 3/15/2021(f)	695	82
6.25%, 4/1/2023(f)	60	7
6.63%, 1/15/2026(f)	985	113
Williams Cos., Inc. (The) 7.88%, 9/1/2021	3,520	3,793
WPX Energy, Inc. 8.25%, 8/1/2023	1,181	1,261

		130,094

Personal Products — 0.0%(a)
Coty, Inc. 6.50%, 4/15/2026(b)	605	501
Edgewell Personal Care Co. 5.50%, 6/1/2028(b)	680	704
High Ridge Brands Co. 8.88%, 3/15/2025(b)(f)	3,888	39
Prestige Brands, Inc.
6.38%, 3/1/2024(b)	410	422
5.13%, 1/15/2028(b)	260	264

		1,930

Pharmaceuticals — 0.6%
Advanz Pharma Corp. Ltd. (Canada) 8.00%, 9/6/2024	1,573	1,431
Bausch Health Americas, Inc.
9.25%, 4/1/2026(b)	2,805	3,114
8.50%, 1/31/2027(b)	2,408	2,632
Bausch Health Cos., Inc.
5.88%, 5/15/2023(b)	333	333
7.00%, 3/15/2024(b)	13,791	14,271
6.13%, 4/15/2025(b)	8,158	8,279
9.00%, 12/15/2025(b)	8,019	8,771
7.00%, 1/15/2028(b)	1,480	1,555
5.00%, 1/30/2028(b)	503	486
5.25%, 1/30/2030(b)	488	479
Bayer US Finance II LLC (Germany) (ICE LIBOR USD 3 Month + 0.63%), 1.85%, 6/25/2021(b)(c)	7,780	7,738

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Bristol-Myers Squibb Co. (ICE LIBOR USD 3 Month + 0.38%), 0.77%, 5/16/2022(b)(c)	3,216	3,215
Endo Dac 6.00%, 7/15/2023(b)	1,744	1,358
Mallinckrodt International Finance SA
5.63%, 10/15/2023(b)	790	174
5.50%, 4/15/2025(b)	7,315	1,463
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(b)	2,150	2,190
Zoetis, Inc. (ICE LIBOR USD 3 Month + 0.44%), 0.82%, 8/20/2021(c)	5,915	5,908

		63,397

Professional Services — 0.0%(a)
Jaguar Holding Co. II
4.63%, 6/15/2025(b)	294	304
5.00%, 6/15/2028(b)	295	306

		610

Road & Rail — 0.1%
Avis Budget Car Rental LLC
6.38%, 4/1/2024(b)	4,655	3,852
10.50%, 5/15/2025(b)	1,515	1,685
Hertz Corp. (The)
7.63%, 6/1/2022(b)	1,267	548
5.50%, 10/15/2024(b)	4,923	886
7.13%, 8/1/2026(b)	1,035	176
6.00%, 1/15/2028(b)	1,345	226

		7,373

Semiconductors & Semiconductor Equipment — 0.1%
Entegris, Inc. 4.63%, 2/10/2026(b)	2,365	2,412
MagnaChip Semiconductor Corp. (South Korea) 6.63%, 7/15/2021(h)	1,229	1,217
Microchip Technology, Inc. 4.25%, 9/1/2025(b)	416	419
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(b)	3,195	3,362

		7,410

Software — 0.0%(a)
Nuance Communications, Inc. 5.63%, 12/15/2026	503	533

Specialty Retail — 0.2%
Gap, Inc. (The) 8.38%, 5/15/2023(b)	1,415	1,503
L Brands, Inc. 6.75%, 7/1/2036	1,855	1,546
PetSmart, Inc.
7.13%, 3/15/2023(b)	3,791	3,678
5.88%, 6/1/2025(b)	2,799	2,799
8.88%, 6/1/2025(b)	2,163	2,147
Staples, Inc.
7.50%, 4/15/2026(b)	6,770	5,914
10.75%, 4/15/2027(b)	2,280	1,551

		19,138

Technology Hardware, Storage & Peripherals — 0.5%
Dell International LLC
5.85%, 7/15/2025(b)	117	131
6.10%, 7/15/2027(b)	235	264
6.20%, 7/15/2030(b)	580	660
Hewlett Packard Enterprise Co.
(ICE LIBOR USD 3 Month + 0.68%), 1.46%, 3/12/2021(c)	24,630	24,481
(ICE LIBOR USD 3 Month + 0.72%), 2.09%, 10/5/2021(c)	30,469	30,093
NCR Corp.
8.13%, 4/15/2025(b)	374	403
5.75%, 9/1/2027(b)	945	938
6.13%, 9/1/2029(b)	1,090	1,087

		58,057

Textiles, Apparel & Luxury Goods — 0.0%(a)
William Carter Co. (The) 5.63%, 3/15/2027(b)	2,200	2,247

Tobacco — 0.2%
BAT Capital Corp. (United Kingdom)
(ICE LIBOR USD 3 Month + 0.59%), 1.01%, 8/14/2020(c)	1,932	1,932
(ICE LIBOR USD 3 Month + 0.88%), 1.27%, 8/15/2022(c)	20,551	20,276

		22,208

Trading Companies & Distributors — 0.2%
Ahern Rentals, Inc. 7.38%, 5/15/2023(b)	2,442	1,062
Aviation Capital Group LLC (ICE LIBOR USD 3 Month + 0.95%), 2.53%, 6/1/2021(b)(c)	8,020	7,380
H&E Equipment Services, Inc. 5.63%, 9/1/2025	995	972
Herc Holdings, Inc. 5.50%, 7/15/2027(b)	1,740	1,694
United Rentals North America, Inc.
4.63%, 10/15/2025	3,400	3,458
6.50%, 12/15/2026	2,850	3,046
5.50%, 5/15/2027	2,275	2,414
WESCO Distribution, Inc.
7.13%, 6/15/2025(b)(j)	1,080	1,080
7.25%, 6/15/2028(b)(j)	1,080	1,072

		22,178

Wireless Telecommunication Services — 0.4%
Sprint Corp.
7.25%, 9/15/2021	2,045	2,146
7.88%, 9/15/2023	4,188	4,753
7.63%, 2/15/2025	19,875	23,179
7.63%, 3/1/2026	1,207	1,442
T-Mobile USA, Inc.
6.50%, 1/15/2024	1,865	1,907
6.38%, 3/1/2025	4,425	4,564
3.50%, 4/15/2025(b)	710	760
6.50%, 1/15/2026	5,840	6,162
3.75%, 4/15/2027(b)	710	768
3.88%, 4/15/2030(b)	435	472

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
United States Cellular Corp. 6.70%, 12/15/2033	2,655	2,860

		49,013

TOTAL CORPORATE BONDS (Cost $3,925,916)		3,799,789

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.3%
Adjustable Rate Mortgage Trust
Series 2005-5, Class 5A1, 3.78%, 9/25/2035(k)	3,847	3,271
Series 2005-10, Class 1A21, 4.03%, 1/25/2036(k)	1,011	892
Alternative Loan Trust
Series 2004-5CB, Class 2A1, 5.00%, 5/25/2019	68	69
Series 2005-20CB, Class 4A1, 5.25%, 7/25/2020	99	99
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	97	96
Series 2005-J11, Class 5A1, 5.50%, 11/25/2020	502	488
Series 2006-J3, Class 2A1, 4.75%, 12/25/2020	153	124
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	611	593
Series 2006-J2, Class A1, 0.67%, 4/25/2036(k)	3,458	1,288
Series 2006-24CB, Class A1, 6.00%, 8/25/2036	1,229	907
Series 2006-24CB, Class A23, 6.00%, 8/25/2036	2,215	1,634
Series 2006-25CB, Class A9, 6.00%, 10/25/2036	2,962	2,296
Series 2006-28CB, Class A17, 6.00%, 10/25/2036	547	397
Series 2006-31CB, Class A3, 6.00%, 11/25/2036	1,856	1,478
Series 2006-41CB, Class 2A17, 6.00%, 1/25/2037	427	315
Series 2007-5CB, Class 1A31, 5.50%, 4/25/2037	621	460
American Home Mortgage Assets Trust Series 2006-2, Class 2A1, 0.36%, 9/25/2046(k)	1,339	1,229
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.47%, 12/25/2059(b)(k)	123	124
Series 2020-1, Class B1, 3.76%, 12/25/2059‡(b)(k)	2,907	2,696
Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A2, 3.31%, 4/27/2048(b)(k)	4,759	4,793
Series 2018-2, Class A2, 3.78%, 7/27/2048(b)(k)	2,905	2,943
Series 2019-1, Class A2, 4.02%, 11/25/2048(b)(k)	5,378	5,452
Antler Mortgage Trust Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(b)	9,006	8,919
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.76%, 4/25/2048(b)(k)	13,678	13,905
Series 2019-1, Class A2, 4.06%, 1/25/2049(b)(k)	9,743	9,911
Banc of America Alternative Loan Trust Series 2006-4, Class 2A1, 6.00%, 5/25/2021	465	465
Banc of America Funding Trust
Series 2005-1, Class 1A1, 5.50%, 2/25/2035	1,336	1,342
Series 2005-B, Class 3M1, 0.85%, 4/20/2035‡(k)	8,519	8,363
Series 2006-1, Class 2A1, 5.50%, 1/25/2036	421	411
Series 2006-D, Class 5A2, 3.58%, 5/20/2036(k)	759	653
Series 2014-R7, Class 1A1, 0.32%, 5/26/2036(b)(k)	5,840	5,527
Series 2014-R7, Class 2A1, 0.31%, 9/26/2036(b)(k)	1,362	1,275
Series 2015-R4, Class 5A1, 0.64%, 10/25/2036(b)(k)	11,296	10,881
Banc of America Mortgage Trust Series 2007-3, Class 1A1, 6.00%, 9/25/2037	2,701	2,604
Bear Stearns ARM Trust Series 2005-12, Class 22A1, 3.70%, 2/25/2036(k)	4,708	4,388
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC5, Class A1, 5.75%, 10/25/2034(h)	2,876	2,885
Bunker Hill Loan Depositary Trust Series 2019-1, Class A2, 3.82%, 10/26/2048(b)(h)	2,326	2,361
Chase Mortgage Finance Trust Series 2005-S1, Class 1A15, 6.00%, 5/25/2035	866	902
CHL Mortgage Pass-Through Trust
Series 2005-21, Class A2, 5.50%, 10/25/2035	417	355
Series 2006-15, Class A1, 6.25%, 10/25/2036	1,349	991
Series 2006-20, Class 1A36, 5.75%, 2/25/2037	557	424
Series 2007-5, Class A6, 0.52%, 5/25/2037(k)	1,628	852
Citicorp Mortgage Securities Trust Series 2007-5, Class 1A9, 6.00%, 6/25/2037	2,057	2,003

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Citigroup Mortgage Loan Trust
Series 2006-4, Class 1A1, 5.50%, 12/25/2035	96	96
Series 2014-10, Class 3A1, 0.89%, 7/25/2036(b)(k)	4,193	4,032
Series 2014-11, Class 4A1, 1.17%, 7/25/2036(b)(k)	2,725	2,578
Series 2014-12, Class 1A4, 1.75%, 8/25/2036(b)(k)	7,593	7,451
Series 2014-10, Class 1A1, 0.62%, 11/25/2036(b)(k)	3,334	3,149
Series 2014-10, Class 4A1, 0.66%, 2/25/2037(b)(k)	5,435	5,058
Series 2014-12, Class 2A4, 3.34%, 2/25/2037(b)(k)	1,923	1,919
Series 2014-C, Class A, 3.25%, 2/25/2054(b)(k)	3,947	3,965
COLT Mortgage Loan Trust
Series 2018-2, Class A2, 3.54%, 7/27/2048(b)(k)	2,704	2,712
Series 2020-1, Class A1, 2.49%, 2/25/2050(b)(k)	23,970	24,112
Connecticut Avenue Securities Trust
Series 2019-R01, Class 2M2, 2.62%, 7/25/2031‡(b)(k)	5,257	5,178
Series 2019-R02, Class 1M2, 2.47%, 8/25/2031‡(b)(k)	4,290	4,194
Series 2019-R03, Class 1M2, 2.32%, 9/25/2031(b)(k)	18,277	17,864
Series 2019-R04, Class 2M2, 2.27%, 6/25/2039‡(b)(k)	59,512	58,245
Series 2019-R05, Class 1M2, 2.17%, 7/25/2039‡(b)(k)	55,004	53,994
Series 2019-R06, Class 2M2, 2.27%, 9/25/2039(b)(k)	47,750	46,553
Series 2019-R07, Class 1M1, 0.94%, 10/25/2039‡(b)(k)	12,474	12,398
Series 2019-R07, Class 1M2, 2.27%, 10/25/2039‡(b)(k)	35,706	33,655
Series 2020-R02, Class 2M1, 0.92%, 1/25/2040(b)(k)	4,566	4,508
Series 2020-R01, Class 1M1, 0.97%, 1/25/2040‡(b)(k)	14,720	14,554
Series 2020-R01, Class 1M2, 2.22%, 1/25/2040‡(b)(k)	37,194	33,382
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-5, Class 1A1, 5.00%, 7/25/2020	101	100
Series 2005-7, Class 3A1, 5.00%, 8/25/2020	7	6
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	1,125	1,153
CSMC
Series 2011-12R, Class 3A1, 4.11%, 7/27/2036(b)(k)	532	528
Series 2014-11R, Class 9A1, 0.63%, 10/27/2036(b)(k)	352	352
Series 2014-11R, Class 8A1, 2.44%, 4/27/2037(b)(k)	485	481
Deephave Residential Mortgage Trust Series 2019-2A, Class B1, 4.72%, 4/25/2059‡(b)(k)	4,463	3,906
Deephaven Residential Mortgage Trust
Series 2017-2A, Class A1, 2.45%, 6/25/2047(b)(k)	1,697	1,686
Series 2018-2A, Class A2, 3.53%, 4/25/2058(b)(k)	4,136	4,167
Series 2018-3A, Class A2, 3.89%, 8/25/2058(b)(k)	2,178	2,188
Series 2018-4A, Class A2, 4.18%, 10/25/2058(b)(k)	5,578	5,589
Series 2019-4A, Class B1, 3.99%, 10/25/2059‡(b)(k)	8,916	7,806
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1, 0.32%, 3/25/2037(k)	10,349	9,289
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 5.06%, 2/25/2020(k)	202	201
Series 2005-1, Class 1A1, 0.67%, 2/25/2035(k)	1,428	1,340
FHLMC STACR Series 2019-HQA3, Class M2, 2.02%, 9/25/2049(b)(k)	44,816	42,903
FHLMC STACR REMIC Trust Series 2020-DNA2, Class M1, 0.92%, 2/25/2050(b)(k)	4,003	3,899
FHLMC STACR Trust
Series 2018-HQA2, Class M1, 0.92%, 10/25/2048(b)(k)	7,208	7,182
Series 2019-DNA4, Class M2, 2.12%, 10/25/2049(b)(k)	4,000	3,779
FHLMC Structured Agency Credit Risk Debt Notes
Series 2014-DN2, Class M2, 1.82%, 4/25/2024(k)	2,660	2,621
Series 2015-DNA1, Class M2, 2.02%, 10/25/2027(k)	2,303	2,299
Series 2015-DNA3, Class M2, 3.02%, 4/25/2028(k)	2,045	2,050
Series 2016-HQA2, Class M2, 2.42%, 11/25/2028(k)	221	221
FNMA, Connecticut Avenue Securities
Series 2018-C03, Class 1M1, 0.85%, 10/25/2030(k)	144	143
Series 2018-C04, Class 2M2, 2.72%, 12/25/2030(k)	6,994	6,731
GCAT Trust
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(k)	19,861	19,787
Series 2020-NQM1, Class A1, 2.25%, 1/25/2060(b)(h)	35,749	35,617
GSMSC Resecuritization Trust Series 2014-1R, Class 1A, 0.66%, 4/26/2037(b)(k)	1,014	989

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
GSR Mortgage Loan Trust
Series 2006-9F, Class 9A1, 6.00%, 8/25/2021	66	68
Series 2006-2F, Class 2A1, 5.75%, 2/25/2036	1,405	1,355
Series 2006-3F, Class 2A7, 5.75%, 3/25/2036	1,111	1,165
HarborView Mortgage Loan Trust
Series 2004-9, Class 2A, 3.72%, 12/19/2034(k)	1,331	1,118
Series 2006-9, Class 2A1A, 0.38%, 11/19/2036(k)	4,510	3,842
Series 2007-1, Class 2A1A, 0.30%, 3/19/2037(k)	21,026	18,846
HomeBanc Mortgage Trust Series 2005-4, Class A1, 0.44%, 10/25/2035(k)	5,747	5,708
Homeward Opportunities Fund I Trust Series 2018-1, Class A2, 3.90%, 6/25/2048(b)(k)	4,824	4,873
Impac CMB Trust
Series 2004-6, Class 1A2, 0.95%, 10/25/2034(k)	1,084	1,048
Series 2005-1, Class 2A1, 0.68%, 4/25/2035(k)	8,233	7,692
JP Morgan Mortgage Trust Series 2005-S2, Class 4A3, 5.50%, 9/25/2020	664	584
JP Morgan Seasoned Mortgage Trust Series 2014-1, Class A2, 0.67%, 5/25/2033(b)(k)	7,808	7,518
Lehman Mortgage Trust Series 2006-4, Class 3A1, 5.00%, 8/25/2021	136	139
MASTR Alternative Loan Trust
Series 2004-7, Class 10A1, 6.00%, 6/25/2034	556	596
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	2,208	1,643
NACC Reperforming Loan REMIC Trust Series 2004-R1, Class A1, 6.50%, 3/25/2034(b)	1,263	1,219
New Residential Mortgage Loan Trust Series 2018-NQM1, Class A2, 4.09%, 11/25/2048(b)(k)	4,676	4,806
Nomura Resecuritization Trust Series 2015-2R, Class 4A1, 0.77%, 12/26/2036(b)(k)	2,675	2,576
Prime Mortgage Trust Series 2005-2, Class 2A1, 6.27%, 10/25/2032(k)	1,200	1,202
RALI Trust
Series 2003-QS16, Class A1, 5.00%, 8/25/2018	108	54
Series 2003-QS20, Class CB, 5.00%, 11/25/2018	43	43
Series 2006-QS18, Class 3A3, 5.75%, 12/25/2021	118	111
RBSSP Resecuritization Trust Series 2012-6, Class 10A2, 0.64%, 8/26/2036(b)(k)	6,541	6,319
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.00%, 8/25/2019	3	3
Series 2006-R1, Class A2, 0.57%, 1/25/2046(k)	17,430	4,837
Residential Mortgage Loan Trust Series 2019-1, Class A2, 4.09%, 10/25/2058(b)(k)	8,613	8,630
RFMSI Trust
Series 2005-SA2, Class 2A2, 3.98%, 6/25/2035(k)	1,826	1,727
Series 2006-S9, Class A1, 6.25%, 9/25/2036	2,426	2,278
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	1,869	1,709
Series 2006-SA4, Class 2A1, 5.22%, 11/25/2036(k)	1,270	1,087
Series 2006-S12, Class 3A9, 5.75%, 12/25/2036	2,672	2,538
Series 2007-S2, Class A4, 6.00%, 2/25/2037	771	703
Series 2007-SA4, Class 3A1, 5.03%, 10/25/2037(k)	11,471	9,262
SG Residential Mortgage Trust Series 2018-1, Class A2, 3.58%, 4/27/2048(b)(k)	710	704
STACR Trust
Series 2018-DNA2, Class M1, 0.97%, 12/25/2030‡(b)(k)	4,363	4,343
Series 2018-HRP1, Class M2, 1.82%, 4/25/2043‡(b)(k)	23,952	22,925
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A2, 3.89%, 3/25/2048(b)(k)	5,059	5,091
Series 2018-IMC2, Class A2, 4.22%, 10/25/2048(b)(k)	4,380	4,477
Series 2019-1, Class A1, 2.94%, 6/25/2049(b)(k)	11,118	11,210
Series 2019-INV1, Class A3, 2.92%, 9/27/2049(b)(k)	2,280	2,252
Thornburg Mortgage Securities Trust
Series 2007-4, Class 3A1, 3.99%, 9/25/2037(k)	170	170
Series 2002-4, Class 3A, 4.07%, 12/25/2042(k)	935	887
Toorak Mortgage Corp. Ltd. Series 2018-1, Class A1, 4.34%, 8/25/2021(b)(h)	5,310	5,024
Verus Securitization Trust
Series 2017-1A, Class A2, 3.16%, 1/25/2047(b)(k)	375	373

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2018-INV1, Class B1, 4.55%, 3/25/2058‡(b)(k)	5,320	4,743
Series 2018-2, Class A2, 3.78%, 6/1/2058(b)(k)	3,144	3,176
Series 2018-3, Class A2, 4.18%, 10/25/2058(b)(k)	4,797	4,871
Series 2018-INV2, Class A2, 4.40%, 10/25/2058(b)(k)	6,321	6,345
Series 2019-INV2, Class B1, 4.45%, 7/25/2059‡(b)(k)	3,250	2,621
Series 2020-1, Class A1, 2.42%, 1/25/2060(b)(k)	344	346
Series 2020-1, Class B1, 3.62%, 1/25/2060‡(b)(k)	1,998	1,520
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-7, Class 1A2, 0.62%, 9/25/2035(k)	1,331	1,047
Series 2005-8, Class 1A8, 5.50%, 10/25/2035	110	108
Wells Fargo Alternative Loan Trust Series 2005-1, Class 1A2, 5.50%, 2/25/2035	327	329

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $804,670)		805,532

ASSET-BACKED SECURITIES — 6.1%
ABFC Trust Series 2006-OPT2, Class A2, 0.31%, 10/25/2036‡(k)	18,661	16,967
Accredited Mortgage Loan Trust Series 2003-3, Class A1, 5.21%, 1/25/2034‡(h)	1,663	1,728
ACE Securities Corp. Home Equity Loan Trust Series 2006-FM1, Class A2B, 0.26%, 7/25/2036‡(k)	28,178	8,971
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-7, Class M1, 1.44%, 8/25/2033‡(k)	549	541
Bear Stearns Asset-Backed Securities Trust Series 2004-SD1, Class M2, 5.82%, 12/25/2042‡(h)	784	748
Carrington Mortgage Loan Trust
Series 2005-NC5, Class M1, 0.65%, 10/25/2035‡(k)	13,293	13,167
Series 2006-NC2, Class A3, 0.32%, 6/25/2036‡(k)	16,701	16,353
Series 2007-FRE1, Class A2, 0.37%, 2/25/2037(k)	3,243	3,220
Series 2007-HE1, Class A2, 0.32%, 6/25/2037‡(k)	1,167	1,161
Centex Home Equity Loan Trust Series 2005-A, Class M2, 0.92%, 1/25/2035‡(k)	2,652	2,437
Citibank Credit Card Issuance Trust Series 2016-A3, Class A3, 0.74%, 12/7/2023(k)	9,605	9,642
Citigroup Mortgage Loan Trust Series 2007-AMC1, Class A1, 0.33%, 12/25/2036‡(b)(k)	8,940	5,772
Countrywide Asset-Backed Certificates
Series 2006-8, Class 2A3, 0.33%, 12/25/2035‡(k)	7,168	7,014
Series 2006-BC3, Class 2A3, 0.41%, 2/25/2037‡(k)	3,374	3,351
Series 2007-2, Class 2A3, 0.31%, 8/25/2037‡(k)	6,824	6,597
Series 2007-8, Class 2A3, 0.36%, 11/25/2037‡(k)	13,199	12,916
Credit-Based Asset Servicing & Securitization LLC Series 2006-CB8, Class A1, 0.31%, 10/25/2036‡(k)	11,119	9,749
CWABS Asset-Backed Certificates Trust
Series 2006-18, Class 2A2, 0.33%, 3/25/2037‡(k)	9,764	9,616
Series 2006-11, Class 3AV2, 0.33%, 9/25/2046‡(k)	5,848	5,611
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 0.99%, 3/25/2034‡(k)	460	449
Discover Card Execution Note Trust Series 2017-A1, Class A1, 0.67%, 7/15/2024(k)	8,864	8,907
Ellington Loan Acquisition Trust Series 2007-2, Class A2E, 1.27%, 5/25/2037‡(b)(k)	312	312
FBR Securitization Trust
Series 2005-2, Class M2, 0.92%, 9/25/2035‡(k)	10,833	10,687
Series 2005-5, Class M1, 0.86%, 11/25/2035‡(k)	6,633	6,543
Fieldstone Mortgage Investment Trust Series 2006-2, Class 2A3, 1.03%, 7/25/2036‡(k)	3,358	1,903
First Franklin Mortgage Loan Trust
Series 2006-FF8, Class IA1, 0.31%, 7/25/2036‡(k)	11,226	10,926
Series 2006-FF12, Class A4, 0.31%, 9/25/2036‡(k)	1,103	1,084
Series 2006-FF13, Class A1, 0.29%, 10/25/2036(k)	12,818	9,248
Series 2006-FF14, Class A5, 0.33%, 10/25/2036‡(k)	20,166	19,418
FREED ABS Trust
Series 2018-1, Class B, 4.56%, 7/18/2024‡(b)	4,084	3,965
Series 2019-1, Class B, 3.87%, 6/18/2026‡(b)	4,705	4,581

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Fremont Home Loan Trust
Series 2005-1, Class M4, 1.19%, 6/25/2035‡(k)	2,017	2,015
Series 2006-1, Class 1A1, 0.32%, 4/25/2036(k)	8,500	8,345
GSAA Home Equity Trust
Series 2006-1, Class A2, 0.39%, 1/25/2036‡(k)	4,744	2,010
Series 2006-19, Class A2, 0.35%, 12/25/2036‡(k)	3,947	1,604
Series 2007-4, Class A1, 0.27%, 3/25/2037‡(k)	1,188	462
Series 2007-2, Class AF4A, 5.98%, 3/25/2037‡(h)	7,096	2,900
Series 2007-5, Class 1AV1, 0.27%, 5/25/2037‡(k)	7,093	3,093
Series 2007-7, Class 1A2, 0.35%, 7/25/2037‡(k)	2,296	2,157
GSAMP Trust
Series 2005-WMC1, Class M1, 0.90%, 9/25/2035‡(k)	3,221	3,120
Series 2006-FM1, Class A1, 0.33%, 4/25/2036‡(k)	11,591	8,570
Series 2006-FM3, Class A1, 0.31%, 11/25/2036‡(k)	19,147	10,695
Series 2006-HE3, Class A2C, 0.33%, 5/25/2046(k)	9,114	8,896
Series 2007-HE1, Class A2C, 0.32%, 3/25/2047‡(k)	16,242	15,443
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M2, 1.29%, 11/25/2034‡(k)	716	694
Series 2006-C, Class 2A, 0.30%, 8/25/2036‡(k)	12,861	11,467
HSI Asset Securitization Corp. Trust
Series 2006-HE2, Class 2A3, 0.34%, 12/25/2036(k)	24,776	9,210
Series 2007-NC1, Class A2, 0.31%, 4/25/2037(k)	9,038	6,298
Series 2007-NC1, Class A3, 0.35%, 4/25/2037(k)	4,051	2,830
Series 2007-NC1, Class A4, 0.45%, 4/25/2037(k)	5,311	3,733
JP Morgan Mortgage Acquisition Trust
Series 2006-CW2, Class AV4, 0.32%, 8/25/2036‡(k)	172	171
Series 2007-CH3, Class A1A, 0.34%, 3/25/2037‡(k)	19,351	19,158
Long Beach Mortgage Loan Trust
Series 2004-3, Class M1, 1.02%, 7/25/2034‡(k)	912	843
Series 2006-WL1, Class 2A4, 0.85%, 1/25/2046‡(k)	3,612	3,563
MASTR Asset-Backed Securities Trust
Series 2005-WF1, Class M4, 1.05%, 6/25/2035‡(k)	7,759	7,660
Series 2006-HE4, Class A2, 0.28%, 11/25/2036‡(k)	6,043	2,573
Series 2006-HE4, Class A3, 0.32%, 11/25/2036‡(k)	7,748	3,342
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-H1, Class 1A1, 1.17%, 10/25/2037‡(k)	9,899	9,826
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE3, Class M4, 1.14%, 7/25/2035‡(k)	1,693	1,683
Series 2007-HE2, Class A2B, 0.26%, 1/25/2037(k)	13,876	7,441
Series 2007-HE7, Class A2B, 1.17%, 7/25/2037‡(k)	3,264	3,104
Nationstar Home Equity Loan Trust Series 2007-C, Class 2AV3, 0.35%, 6/25/2037‡(k)	1,346	1,340
New Century Home Equity Loan Trust
Series 2003-5, Class AI7, 5.04%, 11/25/2033‡(k)	3	3
Series 2006-2, Class A2B, 0.33%, 8/25/2036‡(k)	10,252	9,552
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1, Class M1, 0.58%, 2/25/2036‡(k)	1,913	1,881
NovaStar Mortgage Funding Trust
Series 2006-4, Class A2C, 0.32%, 9/25/2036‡(k)	12,252	6,383
Series 2006-4, Class A2D, 0.42%, 9/25/2036‡(k)	4,636	2,482
Series 2006-5, Class A2C, 0.34%, 11/25/2036‡(k)	9,497	3,807
Series 2007-1, Class A1A, 0.30%, 3/25/2037‡(k)	19,332	13,497
OneMain Financial Issuance Trust
Series 2016-1A, Class B, 4.57%, 2/20/2029‡(b)	4,092	4,096
Series 2018-1A, Class C, 3.77%, 3/14/2029‡(b)	6,713	6,211
Series 2018-1A, Class D, 4.08%, 3/14/2029‡(b)	3,336	3,013
Series 2019-1A, Class B, 3.79%, 2/14/2031‡(b)	9,495	9,434
Series 2017-1A, Class A2, 0.98%, 9/14/2032(b)(k)	4,692	4,663
Series 2017-1A, Class C, 3.35%, 9/14/2032‡(b)	3,761	3,545
Series 2017-1A, Class D, 4.52%, 9/14/2032‡(b)	35,917	30,869
Option One Mortgage Loan Trust
Series 2004-3, Class M2, 1.02%, 11/25/2034‡(k)	691	640
Series 2005-3, Class M2, 0.90%, 8/25/2035(k)	2,483	2,421

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Ownit Mortgage Loan Trust Series 2006-1, Class AV, 0.40%, 12/25/2035‡(k)	4,673	4,587
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WHQ2, Class M2, 0.86%, 5/25/2035‡(k)	3,311	3,283
Series 2005-WHQ3, Class M3, 0.87%, 6/25/2035‡(k)	3,633	3,624
Series 2005-WHQ4, Class M1, 0.64%, 9/25/2035‡(k)	3,340	3,321
People’s Choice Home Loan Securities Trust Series 2005-4, Class 1A2, 0.69%, 12/25/2035‡(k)	777	771
RAAC Trust Series 2007-SP2, Class A2, 0.57%, 6/25/2047‡(k)	819	817
RASC Trust
Series 2005-KS2, Class M1, 0.81%, 3/25/2035‡(k)	1,338	1,294
Series 2007-KS3, Class AI3, 0.42%, 4/25/2037‡(k)	3,419	3,369
Regional Management Issuance Trust
Series 2018-1, Class A, 3.83%, 7/15/2027(b)	7,550	7,399
Series 2018-2, Class A, 4.56%, 1/18/2028(b)	7,126	6,808
Saxon Asset Securities Trust
Series 2002-3, Class AF6, 5.41%, 5/25/2031‡(h)	1,191	1,232
Series 2007-1, Class A2C, 0.32%, 1/25/2047‡(k)	5,787	5,636
Series 2007-3, Class 2A2, 0.49%, 9/25/2047‡(k)	3,389	3,357
Securitized Asset-Backed Receivables LLC Trust
Series 2006-NC3, Class A1, 0.31%, 9/25/2036‡(k)	11,898	8,370
Series 2007-HE1, Class A2C, 0.33%, 12/25/2036(k)	9,331	2,834
Series 2007-HE1, Class A2D, 0.39%, 12/25/2036(k)	7,154	2,228
Series 2007-NC2, Class A2B, 0.31%, 1/25/2037‡(k)	3,879	3,225
Soundview Home Loan Trust
Series 2005-2, Class M5, 1.16%, 7/25/2035‡(k)	2,254	2,256
Series 2006-1, Class A4, 0.47%, 2/25/2036‡(k)	3,439	3,368
Series 2006-OPT1, Class 1A1, 0.35%, 3/25/2036‡(k)	15,299	14,933
Series 2006-OPT2, Class A3, 0.35%, 5/25/2036‡(k)	1,127	1,124
Series 2006-OPT4, Class 1A1, 0.32%, 6/25/2036‡(k)	13,539	13,226
Series 2006-OPT3, Class 1A1, 0.32%, 6/25/2036‡(k)	22,245	21,862
Series 2006-EQ1, Class A3, 0.33%, 10/25/2036‡(k)	5,856	5,780
Series 2007-1, Class 2A3, 0.34%, 3/25/2037‡(k)	2,169	2,151
Series 2007-OPT3, Class 2A3, 0.35%, 8/25/2037‡(k)	6,161	5,778
Springleaf Funding Trust
Series 2017-AA, Class B, 3.10%, 7/15/2030(b)	7,463	6,889
Series 2017-AA, Class C, 3.86%, 7/15/2030‡(b)	1,943	1,703
Structured Asset Investment Loan Trust
Series 2005-4, Class M3, 0.89%, 5/25/2035‡(k)	2,232	2,212
Series 2006-2, Class A3, 0.53%, 4/25/2036(k)	8,569	8,295
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-GEL4, Class M1, 0.74%, 10/25/2036‡(b)(k)	4,916	4,645
Series 2006-BC5, Class A4, 0.34%, 12/25/2036‡(k)	1,921	1,821
Series 2007-WF1, Class A4, 0.37%, 2/25/2037‡(k)	6,137	6,023
Terwin Mortgage Trust Series 2006-3, Class 2A2, 0.38%, 4/25/2037(b)(k)	4,099	3,938
Towd Point Mortgage Trust
Series 2015-3, Class A4B, 3.50%, 3/25/2054‡(b)(k)	5,311	5,426
Series 2015-4, Class A1B, 2.75%, 4/25/2055(b)(k)	437	440
Series 2019-HY2, Class A1, 1.17%, 5/25/2058‡(b)(k)	19,086	18,774
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2006-3, Class A2, 0.32%, 1/25/2037‡(k)	985	983

TOTAL ASSET-BACKED SECURITIES (Cost $691,259)		674,109

LOAN ASSIGNMENTS — 4.6%(l)
Aerospace & Defense — 0.0%(a)
MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.93%, 10/4/2024(c)	457	437
TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.25%), 2.42%, 12/9/2025(c)	3,816	3,487

		3,924

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Auto Components — 0.1%
Adient US LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.20%, 5/6/2024(c)	2,300	2,171
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/6/2024(c)	2,460	2,345
USI, Inc., Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.17%, 5/16/2024(c)	2,460	2,361

		6,877

Automobiles — 0.0%(a)
Scientific Games International, Inc., 1st Lien Term Loan B-5 ((ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%)), 3.48%, 8/14/2024(c)	4,987	4,454

Building Products — 0.0%(a)
Advanced Drainage Systems, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.63%, 7/31/2026(c)(m)	2,000	1,953
Summit Materials LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.17%, 11/21/2024(c)	2,382	2,278

		4,231

Chemicals — 0.1%
Gates Global LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/1/2024(c)	6,763	6,468
INEOS Enterprises Holdings Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 8/28/2026(c)	1,582	1,502
Momentive Performance, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.43%, 5/15/2024(c)	3,829	3,590
Starfruit US Holdco, 1st Lien Senior Secured Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.22%, 10/1/2025(c)	1,951	1,857

		13,417

Commercial Services & Supplies — 0.1%
Nielsen Finance LLC, 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 2.22%, 10/4/2023(c)	1,797	1,746
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 9/23/2026(c)	6,015	5,855

		7,601

Communications Equipment — 0.1%
API Group Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 2.67%, 10/1/2026(c)	1,940	1,861
Avaya, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.43%, 12/15/2024(c)	1,909	1,773
CommScope, Inc., 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 3.25%), 3.42%, 4/6/2026(c)(m)	4,849	4,649
Plantronics, Inc., 1st Lien Term Loan ((ICE LIBOR USD 1 Month + 2.50%; ICE LIBOR USD 3 Month + 2.50%)), 2.79%, 7/2/2025(c)	1,138	906

		9,189

Construction & Engineering — 0.0%(a)
Zekelman Industries, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 2.42%, 1/24/2027(c)	3,100	3,000

Containers & Packaging — 0.2%
Berry Global, Inc., 1st Lien Term Loan W (ICE LIBOR USD 1 Month + 2.00%), 2.22%, 10/1/2022(c)	900	886
Berry Global, Inc., 1st Lien Term Loan X (ICE LIBOR USD 1 Month + 2.00%), 2.22%, 1/19/2024(c)	1,669	1,634
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.56%, 4/3/2024(c)	12,138	11,038
Consolidated Container, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 5/22/2024(c)	3,826	3,688
Flex Acquisition Co., Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.43%, 12/29/2023(c)	919	866
Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.92%, 2/5/2023(c)	4,791	4,636
Viskase Cos., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.70%, 1/30/2021(c)	1,363	1,101

		23,849

Diversified Consumer Services — 0.1%
Allied Universal Holdco LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.42%, 7/10/2026(c)	2,000	1,938

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Conservice LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.59%, 12/31/2100(c)(m)	1,970	1,901
Diamond Sports Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.42%, 8/24/2026(c)	3,856	3,301
St. George’s University Scholastic Services LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.25%, 7/17/2025(c)	4,295	4,081

		11,221

Diversified Financial Services — 0.1%
Duff & Phelps Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 4/9/2027(c)	2,275	2,228
Nestle Skin Health SA, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 4.25%), 5.32%, 10/1/2026(c)	4,219	4,037
Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 3 Month + 7.00%), 8.45%, 3/21/2025(c)	882	734

		6,999

Diversified Telecommunication Services — 0.3%
Centurylink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.42%, 3/15/2027(c)	16,225	15,548
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024(c)	5,578	5,525
Dawn Acquisition LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 5.20%, 12/31/2025(c)	1,277	1,170
Getty Images, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 4.69%, 2/19/2026(c)	3,905	3,443
Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 5/16/2024(c)	760	723
Intelsat Jackson Holdings, 1st Lien Term Loan (Luxembourg) (1-MONTH PRIME + 2.75%), 6.00%, 11/27/2023(c)	6,340	6,369

		32,778

Electric Utilities — 0.0%(a)
Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.95%, 2/16/2026(c)	2,384	2,259

Electrical Equipment — 0.1%
Brookfield WEC Holdings Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.40%, 8/1/2025(c)	3,772	3,681
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.33%, 3/2/2027(c)	4,755	4,553

		8,234

Electronic Equipment, Instruments & Components — 0.1%
II-VI, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.67%, 9/24/2026(c)	8,131	7,819
VeriFone Systems, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.38%, 8/20/2025(c)	1,893	1,531

		9,350

Entertainment — 0.0%(a)
AMC Entertainment Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 4.08%, 4/22/2026(c)	1,178	897
WMG Acquisition Corp., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.13%), 2.30%, 11/1/2023(c)	3,307	3,239

		4,136

Equity Real Estate Investment Trusts (REITs) — 0.0%(a)
GGP, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.67%, 8/27/2025(c)	2,451	1,853
VICI Properties 1 LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.92%, 12/22/2024(c)	3,250	3,095

		4,948

Food & Staples Retailing — 0.0%(a)
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.43%, 4/1/2024‡(c)	504	504
Moran Foods LLC, 1st Lien Term Loan B2 (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 4/1/2025‡(c)	3,955	3,097
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.42%, 10/22/2025(c)	1,083	1,016

		4,617

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Food Products — 0.1%
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/6/2024(c)(m)	12,332	12,042
Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.69%), 3.86%, 5/23/2025(c)	1,331	1,274
JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.00%), 3.07%, 5/1/2026(c)	1,587	1,531

		14,847

Health Care Providers & Services — 0.5%
Air Medical Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 3/14/2025(c)	9,900	9,444
DaVita Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.92%, 8/12/2026(c)	3,050	2,975
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.92%, 10/10/2025(c)	13,465	8,758
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.20%, 6/7/2023(c)	8,832	8,466
Sound Inpatient Physicians Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.92%, 6/27/2025(c)	2,000	1,889
Sound Inpatient Physicians Holdings LLC, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 6.92%, 6/26/2026(c)	537	498
Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 2/6/2024(c)	4,786	3,471
U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.19%, 6/26/2026(c)	3,201	3,045
WIRB Copernicus Group, Inc., 1st Lien term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.24%, 1/8/2027(c)	4,066	3,949

		42,495

Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC, 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 1.75%), 1.92%, 11/19/2026(c)	2,235	2,143
Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.92%, 12/23/2024(c)	808	728
CEOC LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.17%, 10/7/2024(c)(m)	3,000	2,912
Golden Nugget, Inc., 1st Lien Term Loan B ((ICE LIBOR USD 2 Month + 2.50%; ICE LIBOR USD 3 Month + 2.50%)), 3.46%, 10/4/2023(c)	1,207	1,034
IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/2025(c)(m)	3,250	3,053
Stars Group Holdings BV, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.95%, 7/10/2025(c)(m)	1,500	1,479
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 4/29/2026(c)	8,264	7,909
Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.01%, 7/31/2026(c)	772	740

		19,998

Household Products — 0.1%
Clover Merger Sub, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 3.67%, 9/26/2024(c)	3,174	3,024
Kik Custom Products, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 4.00%), 5.00%, 5/15/2023(c)	6,020	5,740
Reynolds Consumer Products, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 1.75%), 1.92%, 2/4/2027(c)(m)	5,000	4,903

		13,667

Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp., Term Loan (ICE LIBOR USD 1 Month + 2.25%), 2.43%, 1/15/2024(c)	4,735	4,634
ExGen Renewables IV LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.37%, 11/28/2024(c)	1,677	1,626
Invenergy LLC, Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.17%, 8/28/2025(c)	3,091	3,052

		9,312

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Insurance — 0.1%
Alliant Holdings I, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.92%, 5/9/2025(c)	2,470	2,353
Asurion LLC, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.50%), 6.67%, 8/4/2025(c)	1,427	1,419
Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 3.17%, 11/3/2024(c)	5,551	5,387
HUB International Ltd., 1st Lien Term Loan B ((ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 2.75%)), 4.02%, 4/25/2025(c)	2,441	2,347

		11,506

IT Services — 0.1%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.17%, 2/6/2026(c)	2,628	2,555
Ensono LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.25%), 5.42%, 6/27/2025(c)	726	693
Exela Intermediate LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 8.38%, 7/12/2023(c)	4,349	1,000
Rackspace Hosting, Inc., 1st Lien Term Loan B ((ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%)), 4.00%, 11/3/2023(c)	2,889	2,807
Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.17%, 3/9/2027(c)	4,680	4,497

		11,552

Leisure Products — 0.2%
Bombardier Recreational Products, Inc., 1st Lien Term Loan B2 (ICE LIBOR USD 3 Month + 5.00%), 6.00%, 12/30/2023(c)(m)	2,590	2,571
Delta 2 SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 2/1/2024(c)	1,765	1,662
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 12.00%, 5/16/2022‡(c)	3,469	3,469
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100(c)(f)	10,206	—	(g)
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.67%, 12/22/2025(c)	11,192	8,369
Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 2/14/2025(c)	5,752	5,325

		21,396

Life Sciences Tools & Services — 0.0%(a)
Albany Molecular Research, Inc., 1st Lien Term Loan ((ICE LIBOR USD 2 Month + 3.25%; ICE LIBOR USD 3 Month + 3.25%)), 4.25%, 8/30/2024(c)(m)	1,170	1,134

Machinery — 0.1%
Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 3/17/2027(c)	2,370	2,119
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 4.45%, 3/28/2025(c)	11,430	10,320

		12,439

Media — 0.6%
Altice Financing SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.92%, 1/31/2026(c)	4,806	4,531
CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.67%, 11/18/2024(c)	1,731	1,561
Charter Communications Operating LLC, 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 1.75%), 1.93%, 2/1/2027(c)	11,976	11,710
Cineworld Finance US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 3.32%, 2/28/2025(c)	1,756	1,292
Clear Channel Outdoor Holdings Inc., 1st Lien Term Loan B ((ICE LIBOR USD 2 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%)), 4.26%, 8/21/2026(c)	12,487	11,589
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.92%, 10/10/2025(c)(m)	3,500	3,393
Hoya Midco LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.57%, 6/30/2024(c)	4,902	3,881

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.17%, 5/1/2026(c)(m)	4,683	4,367
Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 3.26%, 1/31/2025(c)	3,592	3,462
Midcontinent Communications., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 2.74%, 8/15/2026(c)	1,076	1,048
Numericable US LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.69%), 3.87%, 1/31/2026(c)	2,437	2,325
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.45%, 9/25/2026(c)(m)	2,490	2,194
Sinclair Broadcast Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.43%, 1/3/2024(c)	795	770

		52,123

Multiline Retail — 0.0%(a)
Neiman Marcus Group Ltd., 0.00%, 12/30/2023‡(k)(m)	1,080	1,084
Neiman Marcus Group Ltd. LLC, 1st Lien DIP Term Loan (ICE LIBOR USD 3 Month + 1.12%), 5.70%, 5/11/2050‡(c)(m)	303	304
Neiman Marcus Group Ltd. LLC, Term Loan (ICE LIBOR USD 1 Month + 6.50%), 10.75%, 10/25/2023(c)	10,153	2,031

		3,419

Oil, Gas & Consumable Fuels — 0.2%
Buckeye Partners LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.12%, 11/1/2026(c)	3,300	3,201
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 12/31/2022(c)	5,637	1,431
CITGO Holding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 7.00%), 8.00%, 8/1/2023(c)	687	621
Epic Crude Services LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 5.37%, 3/2/2026(c)	7,025	5,251
Gulf Finance LLC, 1st Lien Term Loan B ((ICE LIBOR USD 1 Month + 5.25%; ICE LIBOR USD 3 Month + 5.25%)), 6.42%, 8/25/2023(c)	14,622	8,383
Kestrel Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 6/2/2025(c)	5,925	4,969
Oryx Midstream Services LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.17%, 5/22/2026(c)	1,991	1,683
Prairie ECI Acquiror LP, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.75%), 6.20%, 3/11/2026(c)	1,055	950

		26,489

Pharmaceuticals — 0.3%
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 3 Month + 5.50%), 6.57%, 9/6/2024(c)(m)	5,000	4,428
Elanco Animal Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.00%), 2.00%, 2/4/2027(c)(m)	6,200	5,999
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.17%, 6/2/2025(c)	19,616	19,202

		29,629

Real Estate Management & Development — 0.0%(a)
CityCenter Holdings LLC, Term B Loan (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/18/2024(c)	3,054	2,857

Road & Rail — 0.0%(a)
Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 3.45%, 12/30/2026(c)	4,300	4,202

Software — 0.2%
Ascend Learning LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024(c)(m)	3,813	3,648
Barracuda Networks, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.52%, 2/12/2025(c)	804	776

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Cornerstone On Demand, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.35%, 4/22/2027(c)	850	837
Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.42%, 2/25/2027(c)(m)	2,350	2,236
Landesk Software Group, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 1/20/2024(c)	1,177	1,106
Landesk Software Group, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 9.00%), 10.00%, 1/20/2025(c)	2,220	1,872
Misys, Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 6/13/2024(c)	2,574	2,334
Qlik Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.38%, 4/26/2024(c)	1,275	1,208
Sonicwall, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 7.88%, 5/18/2026(c)	700	567
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 1.75%), 1.92%, 4/16/2025(c)(m)	2,188	2,116
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 1.75%), 1.92%, 4/16/2025(c)(m)	1,504	1,454

		18,154

Specialty Retail — 0.3%
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 8.42%, 12/18/2026(c)(n)	8,840	6,719
Petco Animal Supplies, Inc., 1st Lien Term Loan B-1 (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 1/26/2023(c)	8,657	5,968
PetSmart, Inc., Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 3/11/2022(c)	7,904	7,757
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.69%, 4/16/2026(c)	15,657	13,826

		34,270

Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.75%, 9/19/2025(c)	4,987	4,894
Financial & Risk US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.42%, 10/1/2025(c)	2,992	2,945
KDC US Holding Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.92%, 12/22/2025(c)	1,952	1,829
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 5.01%, 5/16/2025(c)	3,256	3,098
Quest Software US Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 8.25%), 9.01%, 5/18/2026(c)	1,104	903

		13,669

Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.17%, 4/1/2027(c)(m)	10,010	10,008

TOTAL LOAN ASSIGNMENTS (Cost $560,789)		514,250

U.S. GOVERNMENT AGENCY SECURITIES — 2.3%
FHLB DN, 1.57%, 6/4/2020(o)(Cost $249,968)	250,000	249,998

	Shares (000)
CLOSED END FUNDS — 0.8%
BlackRock Corporate High Yield Fund, Inc.	3,392	34,121
Blackstone/GSO Strategic Credit Fund	1,247	13,907
Eaton Vance Floating-Rate Income Trust	557	6,265
Eaton Vance Senior Income Trust	742	3,898
Invesco Dynamic Credit Opportunities Fund	588	5,110
Invesco Senior Income Trust	345	1,185
Nuveen Credit Strategies Income Fund	1,670	9,970
Nuveen Floating Rate Income Opportunity Fund	499	3,904
PGIM Global High Yield Fund, Inc.	839	10,653
Voya Prime Rate Trust	452	1,807

TOTAL CLOSED END FUNDS (Cost $100,066)		90,820

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
CONVERTIBLE BONDS — 0.8%
Banks — 0.0%(a)
Barclays Bank plc (United Kingdom)
Zero Coupon, 2/4/2025		540	581
Series VUN, Zero Coupon, 2/18/2025		1,125	1,131

			1,712

Biotechnology — 0.0%(a)
BioMarin Pharmaceutical, Inc. 0.60%, 8/1/2024		930	1,044
Exact Sciences Corp. 1.00%, 1/15/2025		1,198	1,618
Ionis Pharmaceuticals, Inc. 0.13%, 12/15/2024(b)		340	329

			2,991

Capital Markets — 0.0%(a)
Ares Capital Corp. 3.75%, 2/1/2022		1,314	1,277
Deutsche Bank AG (Germany) 1.00%, 5/1/2023		1,065	1,031
Orpar SA (France) Zero Coupon, 6/20/2024(p)	EUR	900	956

			3,264

Communications Equipment — 0.0%(a)
Lumentum Holdings, Inc. Series QIB, 0.50%, 12/15/2026(b)		784	784
Viavi Solutions, Inc. 1.00%, 3/1/2024		948	1,045

			1,829

Construction & Engineering — 0.0%(a)
Dycom Industries, Inc. 0.75%, 9/15/2021		341	323

Diversified Consumer Services — 0.0%(a)
Chegg, Inc. 0.13%, 3/15/2025		1,028	1,350

Electric Utilities — 0.0%(a)
NRG Energy, Inc. 2.75%, 6/1/2048		390	401

Electronic Equipment, Instruments & Components — 0.0%(a)
Vishay Intertechnology, Inc. 2.25%, 6/15/2025		1,537	1,408

Entertainment — 0.0%(a)
Bilibili, Inc. (China) 1.38%, 4/1/2026		338	468
Live Nation Entertainment, Inc. 2.50%, 3/15/2023		1,156	1,179
Zynga, Inc. 0.25%, 6/1/2024(b)		525	653

			2,300

Equity Real Estate Investment Trusts (REITs) — 0.0%(a)
Extra Space Storage LP 3.13%, 10/1/2035(b)		364	401

Health Care Equipment & Supplies — 0.0%(a)
DexCom, Inc. 0.75%, 12/1/2023		820	1,901
Insulet Corp. 0.38%, 9/1/2026(b)		1,304	1,398

			3,299

Hotels, Restaurants & Leisure — 0.0%(a)
Huazhu Group Ltd. (China) 0.38%, 11/1/2022		498	496

Household Durables — 0.0%(a)
Sony Corp. (Japan) Series 6, Zero Coupon, 9/30/2022	JPY	163,000	2,080

Interactive Media & Services — 0.0%(a)
JOYY, Inc. (China) 1.38%, 6/15/2026(b)		580	504
Snap, Inc. 0.75%, 8/1/2026(b)		1,512	1,617
Twitter, Inc. 0.25%, 6/15/2024		1,126	1,074
Zillow Group, Inc. 1.38%, 9/1/2026(b)		1,486	2,147

			5,342

Internet & Direct Marketing Retail — 0.1%
Booking Holdings, Inc. 0.75%, 5/1/2025(b)		2,369	2,924
Etsy, Inc. 0.13%, 10/1/2026(b)		433	497
IAC FinanceCo, Inc. 0.88%, 10/1/2022(b)		700	1,268
MercadoLibre, Inc. (Argentina) 2.00%, 8/15/2028		847	1,703
Pinduoduo, Inc. (China) Zero Coupon, 10/1/2024(b)		730	1,175
Wayfair, Inc. 1.13%, 11/1/2024		528	832

			8,399

IT Services — 0.2%
Akamai Technologies, Inc.
0.13%, 5/1/2025		1,365	1,689
0.38%, 9/1/2027(b)		545	597
Euronet Worldwide, Inc. 0.75%, 3/15/2049		686	622
MongoDB, Inc. 0.25%, 1/15/2026(b)		1,042	1,336
Okta, Inc. 0.13%, 9/1/2025(b)		1,447	1,767
Square, Inc. 0.50%, 5/15/2023		1,747	2,180
Twilio, Inc. 0.25%, 6/1/2023		615	1,716

			9,907

Life Sciences Tools & Services — 0.0%(a)
Illumina, Inc. 0.50%, 6/15/2021		1,343	1,968

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Repligen Corp. 0.38%, 7/15/2024	715	922

		2,890

Machinery — 0.0%(a)
Fortive Corp. 0.88%, 2/15/2022	480	458

Media — 0.0%(a)
DISH Network Corp.
2.38%, 3/15/2024	765	658
3.38%, 8/15/2026	2,253	1,986
Liberty Interactive LLC 1.75%, 9/30/2046(b)	439	698
Liberty Media Corp.
1.38%, 10/15/2023	1,124	1,242
2.13%, 3/31/2048(b)	547	520

		5,104

Multi-Utilities — 0.0%(a)
CenterPoint Energy, Inc. 4.57%, 9/15/2029(h)	1,101 Units	613

Oil, Gas & Consumable Fuels — 0.0%(a)
Chesapeake Energy Corp. 5.50%, 9/15/2026(h)	5,690	185
Golar LNG Ltd. (Bermuda) 2.75%, 2/15/2022	933	604

		789

Semiconductors & Semiconductor Equipment — 0.2%
Advanced Micro Devices, Inc. 2.13%, 9/1/2026	223	1,491
Inphi Corp. 0.75%, 4/15/2025(b)	975	1,208
Microchip Technology, Inc.
1.63%, 2/15/2025	1,126	2,229
1.63%, 2/15/2027	1,370	1,844
2.25%, 2/15/2037	452	591
ON Semiconductor Corp. 1.63%, 10/15/2023	1,029	1,141
Silicon Laboratories, Inc. 1.38%, 3/1/2022	859	999

		9,503

Software — 0.3%
Atlassian, Inc. 0.63%, 5/1/2023	1,088	2,486
Coupa Software, Inc. 0.13%, 6/15/2025(b)	1,457	2,238
CyberArk Software Ltd. Zero Coupon, 11/15/2024(b)	777	735
DocuSign, Inc. 0.50%, 9/15/2023	712	1,421
Guidewire Software, Inc. 1.25%, 3/15/2025	434	483
Nuance Communications, Inc. 1.00%, 12/15/2035	949	1,040
Palo Alto Networks, Inc. 0.75%, 7/1/2023	1,936	2,137
Pluralsight, Inc. 0.38%, 3/1/2024	403	352
Proofpoint, Inc. 0.25%, 8/15/2024(b)	896	906
RingCentral, Inc. Zero Coupon, 3/15/2023	796	2,651
ServiceNow, Inc. Zero Coupon, 6/1/2022	935	2,680
Splunk, Inc. 1.13%, 9/15/2025	1,501	2,109
Workday, Inc. 0.25%, 10/1/2022	1,262	1,712
Zendesk, Inc. 0.25%, 3/15/2023	403	594

		21,544

Specialty Retail — 0.0%(a)
Burlington Stores, Inc. 2.25%, 4/15/2025(b)	486	571

Technology Hardware, Storage & Peripherals — 0.0%(a)
Western Digital Corp. 1.50%, 2/1/2024(h)	653	604

TOTAL CONVERTIBLE BONDS (Cost $79,686)		87,578

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
Harvest Commercial Capital Loan Trust Series 2019-1, Class M4, 4.64%, 9/25/2046‡(b)(k)	3,555	2,186
Lehman Brothers Small Balance Commercial Mortgage Trust Series 2007-2A, Class 1A3, 0.76%, 6/25/2037(b)(k)	2,782	2,704
Velocity Commercial Capital Loan Trust
Series 2014-1, Class M6, 8.28%, 9/25/2044‡(b)(k)	774	772
Series 2015-1, Class M3, 7.05%, 6/25/2045(b)(k)	5,819	5,789
Series 2015-1, Class M4, 7.40%, 6/25/2045(b)(k)	387	383
Series 2015-1, Class M5, 7.80%, 6/25/2045‡(b)(k)	2,924	2,784
Series 2016-1, Class M3, 6.81%, 4/25/2046‡(b)(k)	5,668	5,650
Series 2016-1, Class M5, 8.66%, 4/25/2046‡(b)(k)	5,151	4,918
Series 2016-1, Class M7, 8.66%, 4/25/2046‡(b)(k)	4,748	4,374
Series 2016-2, Class M2, 4.46%, 10/25/2046‡(k)	1,188	1,188
Series 2016-2, Class M3, 5.50%, 10/25/2046‡(k)	1,360	1,320
Series 2016-2, Class M4, 7.23%, 10/25/2046‡(k)	1,774	1,688
Series 2017-1, Class AFL, 1.42%, 5/25/2047(b)(k)	3,273	3,249
Series 2017-1, Class M3, 5.35%, 5/25/2047‡(b)(k)	2,802	2,725

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2017-1, Class M4, 6.40%, 5/25/2047‡(b)(k)	3,231	3,128
Series 2017-1, Class M5, 7.95%, 5/25/2047‡(b)(k)	2,039	1,746
Series 2017-2, Class M4, 5.00%, 11/25/2047‡(b)(k)	3,277	2,749
Series 2018-1, Class M3, 4.41%, 4/25/2048‡(b)	1,226	1,109
Series 2018-1, Class M4, 5.01%, 4/25/2048‡(b)	813	692
Series 2018-1, Class M5, 6.26%, 4/25/2048‡(b)	435	356
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(b)(k)	1,409	1,354
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(b)(k)	1,358	1,282
Series 2018-2, Class M4, 5.32%, 10/26/2048‡(b)(k)	3,421	3,100
Series 2019-2, Class M1, 3.26%, 7/25/2049‡(b)(k)	3,825	3,682

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $64,632)		58,928

PRIVATE PLACEMENTS — 0.3%
Private Placements — 0.3%
8995 Collins LLC (ICE LIBOR USD 1 Month + 7.50%), 9.06%, 6/4/2020‡(c)(Cost $40,600)	40,600	33,191

FOREIGN GOVERNMENT SECURITIES — 0.3%
Export-Import Bank of Korea (South Korea)
(ICE LIBOR USD 3 Month + 0.58%), 2.16%, 6/1/2021(c)	15,470	15,423
(ICE LIBOR USD 3 Month + 0.53%), 1.74%, 6/25/2022(c)	12,660	12,584

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $28,130)		28,007

	Shares
CONVERTIBLE PREFERRED STOCKS — 0.2%
Automobiles — 0.0%(a)
General Motors Co.
5.25%, 3/6/2032‡	1,533	—	(g)
1.50%, 7/15/2033‡	1,545	—	(g)

		—	(g)

Banks — 0.2%
Bank of America Corp. Series L, 7.25% ($1,000 par value)	2	2,876
Wells Fargo & Co. Series L, 7.50% ($1,000 par value)	3	3,677

		6,553

Chemicals — 0.0%(a)
International Flavors & Fragrances, Inc. 6.00%, 9/15/2021 ($50 par value)	26	1,225

Electric Utilities — 0.0%(a)
American Electric Power Co., Inc. 6.13%, 3/15/2022 ($50 par value)	15	777
NextEra Energy, Inc.
4.87%, 9/1/2022 ($50 par value)	43	2,193
5.28%, 3/1/2023 ($49 par value)	12	551

		3,521

Equity Real Estate Investment Trusts (REITs) — 0.0%(a)
Crown Castle International Corp. Series A, 6.88%, 8/1/2020 ($1,000 par value)	1	1,828

Food Products — 0.0%(a)
Bunge Ltd. 4.88% ($100 par value)	9	832

Health Care Equipment & Supplies — 0.0%(a)
Danaher Corp. Series A, 4.75%, 4/15/2022 ($1,000 par value)	1	1,468

Life Sciences Tools & Services — 0.0%(a)
Avantor, Inc. Series A, 6.25%, 5/15/2022 ($50 par value)	12	745

Machinery — 0.0%(a)
Colfax Corp. 5.75%, 1/15/2022 ($100 par value)	4	535
Fortive Corp. Series A, 5.00%, 7/1/2021 ($1,000 par value)	1	803

		1,338

Multi-Utilities — 0.0%(a)
Dominion Energy, Inc. Series A, 7.25%, 6/1/2022 ($100 par value)	10	1,074
Sempra Energy Series A, 6.00%, 1/15/2021 ($100 par value)	19	1,973

		3,047

Semiconductors & Semiconductor Equipment — 0.0%(a)
Broadcom, Inc. Series A, 8.00%, 9/30/2022 ($1,000 par value)	3	3,047

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value (000)
Water Utilities — 0.0%(a)
Essential Utilities, Inc. 6.00%, 4/30/2022 ($50 par value)	14	843

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $23,998)		24,447

	Shares (000)
COMMON STOCKS — 0.2%
Aerospace & Defense — 0.0%(a)
Remington Outdoor Co., Inc.*‡	310	368

Capital Markets — 0.0%(a)
UCI Holdings LLC (New Zealand)*‡	136	2,933

Chemicals — 0.2%
Reichhold , Inc.*‡	9	8,195

Commercial Services & Supplies — 0.0%(a)
Remington LLC*‡	10,415	—	(g)

Communications Equipment — 0.0%(a)
Aspect Software, Inc., Class CR1*‡	275	—	(g)
Aspect Software, Inc., Class CR2*‡	111	—	(g)
Goodman Networks, Inc.*‡	213	—	(g)

		—	(g)

Energy Equipment & Services — 0.0%(a)
Telford Offshore Holdings Ltd. (Cayman Islands)*‡	204	77

Equity Real Estate Investment Trusts (REITs) — 0.0%(a)
VICI Properties, Inc.	187	3,671

Food & Staples Retailing — 0.0%(a)
Moran Foods Backstop Equity*‡	173	173

Health Care Providers & Services — 0.0%(a)
Intl Oncology Care, Inc.*‡	157	2,635

Media — 0.0%(a)
Clear Channel Outdoor Holdings, Inc.*	711	687
iHeartMedia, Inc., Class A*	35	307

		994

Oil, Gas & Consumable Fuels — 0.0%(a)
Battalion Oil Corp.*	19	111
Nine Point Energy Holdings, Inc.*‡	89	1
Penn Virginia Corp.*	37	325
Ultra Petroleum Corp.*	95	1

		438

Software — 0.0%(a)
Avaya Holdings Corp.*	21	309

Specialty Retail — 0.0%(a)
Claire’s Stores, Inc.*‡	6	3,219

TOTAL COMMON STOCKS (Cost $25,172)		23,012

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%(a)
General Motors Co.
7.25%, 4/15/2041‡	170	—	(g)
7.38%, 5/15/2048‡	581	—	(g)
0.68%, 6/1/2049‡	175	—	(g)
7.38%, 10/1/2051‡	51	—	(g)
7.25%, 2/15/2052‡	687	—	(g)
Motors Liquidation Co. 7.25%, 7/15/2041‡	505	—	(g)

		—	(g)

Banks — 0.0%(a)
GMAC Capital Trust I Series 2, (ICE LIBOR USD 3 Month + 5.79%), 6.18%, 2/15/2040 ($25 par value)(c)	156	3,515

Communications Equipment — 0.0%(a)
Goodman Networks, Inc. (Preference) *‡	253	3

Internet & Direct Marketing Retail — 0.0%(a)
MYT Holding Co. 10.00%, 6/7/2029(b)	2,872	1,551

Oil, Gas & Consumable Fuels — 0.0%(a)
Nine Point Energy Holdings, Inc. *‡	2	2

Specialty Retail — 0.1%
Claire’s Stores, Inc. *‡	4	7,176

TOTAL PREFERRED STOCKS (Cost $11,179)		12,247

	No. of Warrants (000)
WARRANTS — 0.0%(a)
Aerospace & Defense — 0.0%(a)
Remington Outdoor Co., Inc.expiring 5/15/2022, price 1.00 USD*‡	108	14

Oil, Gas & Consumable Fuels — 0.0%(a)
Ultra Petroleum Corp.expiring 7/14/2025, price 1.00 USD (Canada)*	62	2

Wireless Telecommunication Services — 0.0%(a)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡	265	2,122

TOTAL WARRANTS (Cost $4,750)		2,138

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	No. of Rights (000)	Value (000)
RIGHTS — 0.0%(a)
Independent Power and Renewable Electricity Producers — 0.0%(a)
Vistra Energy Corp., expiring 12/31/2049*‡ (Cost $—)	1,110	1,193

	Principal Amount (000)
SHORT-TERM INVESTMENTS — 41.8%
CERTIFICATES OF DEPOSIT — 0.4%
Norinchukin Bank (The) (Japan) (ICE LIBOR USD 1 Month + 0.07%), 0.24%, 8/27/2020(c) (Cost $49,000)	49,000	48,951

COMMERCIAL PAPER — 5.1%
BPCE SA (France) 1.70%, 6/3/2020(b)(o)	50,100	50,100
Exxon Mobil Corp. 1.62%, 6/2/2020(o)	268,850	268,848
Pfizer, Inc.
1.65%, 6/8/2020(b)(o)	94,000	93,999
1.65%, 6/9/2020(b)(o)	150,000	149,997

TOTAL COMMERCIAL PAPER (Cost $562,847)		562,944

	Shares (000)
INVESTMENT COMPANIES — 35.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.09%(q)(r) (Cost $3,900,966)	3,900,966	3,900,966

	Principal Amount (000)
REPURCHASE AGREEMENTS — 1.0%
Bofa Securities, Inc., 0.45%, dated 5/29/2020, due 7/20/2020, repurchase price $65,042, collateralized by Collateralized Mortgage Obligations, 3.18% - 6.00%, due 8/15/2031 - 1/25/2037, Municipal Debt Securities, 0.00% - 6.50%, due 7/1/2026 - 7/1/2036 and Sovereign Government Securities, 0.00% - 7.85%, due 4/22/2021 - 6/28/2117, with the value of $70,200.	65,000	65,000

Citigroup Global Markets Holdings, Inc., 0.48%, dated 5/29/2020, due 7/14/2020, repurchase price $45,112, collateralized by Sovereign Government Securities, 5.88% - 9.20%, due 2/21/2024 - 1/20/2050, with the value of $48,604.	45,000	45,000

TOTAL REPURCHASE AGREEMENTS (Cost $110,000)		110,000

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills 0.09%, 7/23/2020(o)(s)(Cost $5,570)	5,571	5,570
TOTAL SHORT-TERM INVESTMENTS (Cost $4,628,383)		4,628,431

Total Investments — 99.6% (Cost $11,239,198)		11,033,670
Other Assets Less Liabilities — 0.4%		46,328

Net Assets — 100.0%		11,079,998

Percentages indicated are based on net assets.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
EUR	Euro
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
(a)	Amount rounds to less than 0.1% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2020.
(d)

Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2020.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Defaulted security.
(g)	Amount rounds to less than one thousand.
(h)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2020.

(i)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.

(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of May 31, 2020. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	Fund is subject to legal or contractual restrictions on the resale of the security.
(o)	The rate shown is the effective yield as of May 31, 2020.
(p)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(q)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(r)	The rate shown is the current yield as of May 31, 2020.
(s)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	1,090	09/2020	USD	151,578	539

					539

Short Contracts
3 Month Eurodollar	(108)	06/2020	USD	(26,918)	(720)
U.S. Treasury 2 Year Note	(10)	09/2020	USD	(2,209)	(1)
U.S. Treasury 5 Year Note	(40)	09/2020	USD	(5,025)	(9)
U.S. Treasury 10 Year Note	(439)	09/2020	USD	(61,048)	(184)
					(914)

					(375)

Abbreviations
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of May 31, 2020 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	962	USD	1,054	Citibank, NA	6/3/2020	14
USD	1,995	JPY	214,537	State Street Corp.	6/3/2020	5
USD	1,993	JPY	214,537	Citibank, NA	7/2/2020	3

Total unrealized appreciation						22

JPY	214,537	USD	1,992	Citibank, NA	6/3/2020	(3)
USD	1,039	EUR	962	Merrill Lynch International	6/3/2020	(29)
USD	1,055	EUR	962	Citibank, NA	7/2/2020	(14)
USD	8,244	EUR	7,450	BNP Paribas	8/7/2020	(38)
USD	12,173	EUR	11,110	Goldman Sachs International	8/7/2020	(177)

Total unrealized depreciation						(261)

Net unrealized depreciation						(239)

Abbreviations
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Over-the-Counter (“OTC”) Credit default swap contracts outstanding - buy protection(a) as of May 31, 2020 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.53	USD 14,170	2,771	(2,176)	595
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.53	USD 6,970	1,310	(1,016)	294
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	5/25/2046	0.53	USD 13,370	3,973	(3,411)	562
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.53	USD 6,600	1,840	(1,562)	278
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.53	USD 13,380	3,404	(2,842)	562
CMBX.NA.A.6	2.00	Monthly	Barclays Bank plc	5/11/2063	2.75	USD 7,270	(117)	1,308	1,191
CMBX.NA.A.6	2.00	Monthly	Citibank, NA	5/11/2063	2.75	USD 7,000	(56)	1,203	1,147
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	2.75	USD 7,230	(109)	1,293	1,184
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	2.75	USD 7,220	(128)	1,311	1,183
CMBX.NA.A.6	2.00	Monthly	Morgan Stanley	5/11/2063	2.75	USD 7,260	(112)	1,302	1,190
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	44.18	USD 6,900	5,855	(5,854)	1
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	44.18	USD 10,550	8,434	(8,432)	2

							27,065	(18,876)	8,189

Centrally Cleared Credit default swap contracts outstanding - buy protection(a) as of May 31, 2020 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.EM.33-V1	1.00	Quarterly	6/20/2025	2.88	USD 124,900	14,500	(3,870)	10,630
CDX.NA.HY.34-V3	5.00	Quarterly	6/20/2025	5.48	USD 20,490	134	66	200
CDX.NA.HY.34-V3	5.00	Quarterly	6/20/2025	5.48	USD 20,480	(42)	242	200

						14,592	(3,562)	11,030

CDX.NA.IG.34-V1	1.00	Quarterly	6/20/2025	0.78	USD 184,330	(245)	(2,116)	(2,361)
iTraxx.Europe.Main.33-V1	1.00	Quarterly	6/20/2025	0.72	EUR 348,170	(3,016)	(3,118)	(6,134)

						(3,261)	(5,234)	(8,495)

						11,331	(8,796)	2,535

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

OTC Total return swap contracts outstanding as of May 31, 2020 (amounts in thousands):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Bank of America NA	1/12/2042	USD 73,590	(283)	307	24
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	1/12/2042	USD 71,780	(50)	74	24
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	1/12/2041	USD 93,720	(312)	324	12
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Credit Suisse International	1/12/2041	USD 109,972	(206)	220	14

							(851)	925	74

Abbreviations
ABX	Asset-Backed Securities Index
CDX	Credit Default Swap Index
CMBX	Commercial Mortgage-Backed Securities Index
EUR	Euro
LIBOR	London Interbank Offered Rate
USD	United States Dollar

Summary of total OTC swap contracts outstanding as of May 31, 2020 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	27,065	8,189
OTC Total return swap contracts outstanding	(851)	74

Total OTC swap contracts outstanding	26,214	8,263

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$123,685	$550,424		$674,109
Closed End Funds	90,820	—	—		90,820
Collateralized Mortgage Obligations	—	531,009	274,523		805,532
Commercial Mortgage-Backed Securities	—	12,125	46,803		58,928
Common Stocks
Aerospace & Defense	—	—	368		368
Capital Markets	—	—	2,933		2,933
Chemicals	—	—	8,195		8,195
Commercial Services & Supplies	—	—	—	(a)	—	(a)
Communications Equipment	—	—	—	(a)	—	(a)
Energy Equipment & Services	—	—	77		77
Equity Real Estate Investment Trusts (REITs)	3,671	—	—		3,671
Food & Staples Retailing	—	—	173		173
Health Care Providers & Services	—	—	2,635		2,635
Media	994	—	—		994
Oil, Gas & Consumable Fuels	437	—	1		438
Software	309	—	—		309
Specialty Retail	—	—	3,219		3,219

Total Common Stocks	5,411	—	17,601		23,012

Convertible Bonds	—	87,578	—		87,578
Convertible Preferred Stocks
Automobiles	—	—	—	(a)	—	(a)
Banks	6,553	—	—		6,553
Chemicals	1,225	—	—		1,225
Electric Utilities	3,521	—	—		3,521
Equity Real Estate Investment Trusts (REITs)	1,828	—	—		1,828
Food Products	832	—	—		832
Health Care Equipment & Supplies	1,468	—	—		1,468
Life Sciences Tools & Services	745	—	—		745
Machinery	1,338	—	—		1,338
Multi-Utilities	3,047	—	—		3,047
Semiconductors & Semiconductor Equipment	3,047	—	—		3,047
Water Utilities	843	—	—		843

Total Convertible Preferred Stocks	24,447	—	—	(a)	24,447

Corporate Bonds
Aerospace & Defense	—	3,493	—		3,493
Air Freight & Logistics	—	1,995	—		1,995
Airlines	—	160	—		160
Auto Components	—	36,533	—		36,533
Automobiles	—	383,887	—		383,887
Banks	—	1,195,285	—		1,195,285
Beverages	—	13,245	—		13,245
Biotechnology	—	79,998	—		79,998
Building Products	—	7,518	—		7,518
Capital Markets	—	444,201	—		444,201
Chemicals	—	34,951	—	(a)	34,951

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Commercial Services & Supplies	$—	$11,969	$—	$11,969
Communications Equipment	—	8,202	—	8,202
Construction & Engineering	—	1,993	—	1,993
Consumer Finance	—	349,134	—	349,134
Containers & Packaging	—	15,455	—	15,455
Distributors	—	1,407	—	1,407
Diversified Consumer Services	—	1,394	—	1,394
Diversified Financial Services	—	10,143	—	10,143
Diversified Telecommunication Services	—	102,371	—	102,371
Electric Utilities	—	28,183	25	28,208
Electrical Equipment	—	3,193	—	3,193
Electronic Equipment, Instruments & Components	—	8,062	—	8,062
Energy Equipment & Services	—	4,889	—	4,889
Entertainment	—	7,109	—	7,109
Equity Real Estate Investment Trusts (REITs)	—	22,961	—	22,961
Food & Staples Retailing	—	10,453	—	10,453
Food Products	—	83,230	—	83,230
Health Care Equipment & Supplies	—	2,255	—	2,255
Health Care Providers & Services	—	124,446	—	124,446
Health Care Technology	—	969	—	969
Hotels, Restaurants & Leisure	—	55,855	—	55,855
Household Durables	—	2,493	—	2,493
Household Products	—	12,944	—	12,944
Independent Power and Renewable Electricity Producers	—	16	—	16
Insurance	—	113,607	—	113,607
Internet & Direct Marketing Retail	—	18,841	—	18,841
IT Services	—	35,656	—	35,656
Leisure Products	—	13,548	—	13,548
Life Sciences Tools & Services	—	2,289	—	2,289
Machinery	—	18,076	—	18,076
Media	—	87,874	—	87,874
Metals & Mining	—	18,954	—	18,954
Multiline Retail	—	2,918	—	2,918
Multi-Utilities	—	33,421	—	33,421
Oil, Gas & Consumable Fuels	—	130,094	—	130,094
Personal Products	—	1,930	—	1,930
Pharmaceuticals	—	63,397	—	63,397
Professional Services	—	610	—	610
Road & Rail	—	7,373	—	7,373
Semiconductors & Semiconductor Equipment	—	7,410	—	7,410
Software	—	533	—	533
Specialty Retail	—	19,138	—	19,138
Technology Hardware, Storage & Peripherals	—	58,057	—	58,057
Textiles, Apparel & Luxury Goods	—	2,247	—	2,247
Tobacco	—	22,208	—	22,208
Trading Companies & Distributors	—	22,178	—	22,178
Wireless Telecommunication Services	—	49,013	—	49,013

Total Corporate Bonds	—	3,799,764	25	3,799,789

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Foreign Government Securities	$—	$28,007	$—	$28,007
Loan Assignments
Aerospace & Defense	—	3,924	—	3,924
Auto Components	—	6,877	—	6,877
Automobiles	—	4,454	—	4,454
Building Products	—	4,231	—	4,231
Chemicals	—	13,417	—	13,417
Commercial Services & Supplies	—	7,601	—	7,601
Communications Equipment	—	9,189	—	9,189
Construction & Engineering	—	3,000	—	3,000
Containers & Packaging	—	23,849	—	23,849
Diversified Consumer Services	—	11,221	—	11,221
Diversified Financial Services	—	6,999	—	6,999
Diversified Telecommunication Services	—	32,778	—	32,778
Electric Utilities	—	2,259	—	2,259
Electrical Equipment	—	8,234	—	8,234
Electronic Equipment, Instruments & Components	—	9,350	—	9,350
Entertainment	—	4,136	—	4,136
Equity Real Estate Investment Trusts (REITs)	—	4,948	—	4,948
Food & Staples Retailing	—	1,016	3,601	4,617
Food Products	—	14,847	—	14,847
Health Care Providers & Services	—	42,495	—	42,495
Hotels, Restaurants & Leisure	—	19,998	—	19,998
Household Products	—	13,667	—	13,667
Independent Power and Renewable Electricity Producers	—	9,312	—	9,312
Insurance	—	11,506	—	11,506
IT Services	—	11,552	—	11,552
Leisure Products	—	17,927	3,469	21,396
Life Sciences Tools & Services	—	1,134	—	1,134
Machinery	—	12,439	—	12,439
Media	—	52,123	—	52,123
Multiline Retail	—	2,031	1,388	3,419
Oil, Gas & Consumable Fuels	—	26,489	—	26,489
Pharmaceuticals	—	29,629	—	29,629
Real Estate Management & Development	—	2,857	—	2,857
Road & Rail	—	4,202	—	4,202
Software	—	18,154	—	18,154
Specialty Retail	—	34,270	—	34,270
Technology Hardware, Storage & Peripherals	—	13,669	—	13,669
Wireless Telecommunication Services	—	10,008	—	10,008

Total Loan Assignments	—	505,792	8,458	514,250

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Stocks
Automobiles	$—	$—	$—	(a)	$— (a)
Banks	3,515	—	—		3,515
Communications Equipment	—	—	3		3
Internet & Direct Marketing Retail	—	1,551	—		1,551
Oil, Gas & Consumable Fuels	—	—	2		2
Specialty Retail	—	—	7,176		7,176

Total Preferred Stocks	3,515	1,551	7,181		12,247

Private Placements	—	—	33,191		33,191
Rights	—	—	1,193		1,193
U.S. Government Agency Securities	—	249,998	—		249,998
Warrants
Aerospace & Defense	—	—	14		14
Oil, Gas & Consumable Fuels	—	2	—		2
Wireless Telecommunication Services	—	—	2,122		2,122

Total Warrants	—	2	2,136		2,138

Short-Term Investments
Certificates of Deposit	—	48,951	—		48,951
Commercial Paper	—	562,944	—		562,944
Investment Companies	3,900,966	—	—		3,900,966
Repurchase Agreements	—	110,000	—		110,000
U.S. Treasury Obligations	—	5,570	—		5,570

Total Short-Term Investments	3,900,966	727,465	—		4,628,431

Total Investments in Securities	$4,025,159	$6,066,976	$941,535		$11,033,670

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$22	$—		$22
Futures Contracts	539	—	—		539
Swaps	—	7,650	—		7,650

Total Appreciation in Other Financial Instruments	$539	$7,672	$—		$8,211

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(261)	$—		$(261)
Futures Contracts	(914)	—	—		(914)
Swaps	—	(34,397)	—		(34,397)

Total Depreciation in Other Financial Instruments	$(914)	$(34,658)	$—		$(35,572)

(a)	Amount rounds to less than one thousand.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2020
Investments in Securities:
Asset-Backed Securities	$586,095		$(196)	$(23,744)	$834	$10,322	$(53,792)	$30,905	$—	$550,424
Collateralized Mortgage Obligations	205,596		—	(6,794)	43	95,828	(46,060)	25,910	—	274,523
Commercial Mortgage-Backed Securities	53,709		—	(6,534)	(5)	—	(367)	—	—	46,803
Common Stocks — Aerospace & Defense	217		—	151	—	—	—	—	—	368
Common Stocks — Capital Markets	3,137		—	(204)	—	—	—	—	—	2,933
Common Stocks — Chemicals	9,676		—	(1,481)	—	—	—	—	—	8,195
Common Stocks — Commercial Services & Supplies	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks — Communications Equipment	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks — Energy Equipment & Services	77		—	—	—	—	—	—	—	77
Common Stocks — Food & Staples Retailing	—		— (a)	30	—	143	—	—	—	173
Common Stocks — Health Care Providers & Services	542		(387)	2,711	—	—	(231)	—	—	2,635
Common Stocks — Oil, Gas & Consumable Fuels	582		—	(55)	—	—	—	—	(526)	1
Common Stocks — Specialty Retail	3,512		—	(293)	—	—	—	—	—	3,219
Convertible Preferred Stocks — Automobiles	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Chemicals	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Electric Utilities	31		—	(6)	—	—	—	—	—	25
Corporate Bonds — Health Care Providers & Services	4,500		—	—	—	137	(4,637)	—	—	—
Corporate Bonds — Wireless Telecommunication Services	2,428		309	(240)	1	—	(2,498)	—	—	—
Loan Assignments — Food & Staples Retailing	—		—	1,605	85	1,911	—	—	—	3,601
Loan Assignments — Health Care Providers & Services	1,576		—	(8)	1	—	(1,569)	—	—	—
Loan Assignments — Leisure Products	3,467		—	—	—	2	—	—	— (a)	3,469
Loan Assignments — Multiline Retail	—		—	9	—	1,379	—	—	—	1,388
Preferred Stocks — Aerospace & Defense	4,830		710	(3,477)	—	—	(2,063)	—	—	—
Preferred Stocks — Automobiles	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Communications Equipment	3		—	—	—	—	—	—	—	3
Preferred Stocks — Oil, Gas & Consumable Fuels	1,546		—	(1,544)	—	—	—	—	—	2
Preferred Stocks — Specialty Retail	6,933		—	243	—	—	—	—	—	7,176
Private Placement	40,600		—	(7,409)	—	—	—	—	—	33,191
Rights — Independent Power and Renewable Electricity Producers	1,188		—	5	—	—	—	—	—	1,193
Warrants — Aerospace & Defense	—	(a)	—	14	—	—	—	—	—	14
Warrants — Road & Rail	—	(a)	—	— (a)	—	—	—	—	—	—
Warrants — Wireless Telecommunication Services	3,714		—	(1,592)	—	—	—	—	—	2,122

	$933,959		$436	$(48,613)	$959	$109,722	$(111,217)	$56,815	$(526)	$941,535

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2020, which were valued using significant unobservable inputs (level 3), amounted to approximately $(44,577,000).

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2020.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2020		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$11,004		Market Comparable Companies	EBITDA Multiple (b)	1.5x — 7.5x (7.5x)
	2,933		Comparable Transaction	Transaction Price	$21.50 ($21.50)
	—	(c)	Pending Distibution Amount	Discount for potential outcome (d)	100.00% (100.00%)

Common Stock	13,937

	2		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	30.00% (30.00%)
	3		Market Comparable Companies	EBITDA Multiple (b)	5.0x — 5.0x (5.0x)
				Discount for potential outcome (d)	0.00% — 0.00% (0.00%)
	—	(c)	Pending Distibution Amount	Discount for potential outcome (d)	100.00% (100.00%)

Preferred Stock	5

	—	(c)	Market Comparable Companies	EBITDA Multiple (b)	7.5x (7.5x)
	—	(c)	Pending Distibution Amount	Discount for potential outcome (d)	100.00% (100.00%)

Corporate Bond	—	(c)

	550,424		Discounted Cash Flow	Constant Prepayment Rate	0.50% — 40.00% (9.01%)
				Constant Default Rate	0.00% — 6.00% (2.79%)
				Yield (Discount Rate of Cash Flows)	0.86% — 12.74% (3.44%)

Asset-Backed Securities	550,424

	274,523		Discounted Cash Flow	Constant Prepayment Rate	10.00% — 30.00% (11.44%)
				Constant Default Rate	0.00% — 5.60% (0.18%)
				Yield (Discount Rate of Cash Flows)	1.61% — 7.72% (3.63%)

Collateralized Mortgage Obligations	274,523

	33,819		Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
				Constant Default Rate	0.00% — 7.00% (2.57%)
				Yield (Discount Rate of Cash Flows)	4.21% — 13.49% (8.34%)

Commercial Mortgage-Backed Securities	33,819

	14		Pending Distribution Amount	Expected Recovery	100.00% (100.00%)

Warrants	14

	503		Terms of Exchange Offer	Expected Recovery	100.00% (100.00%)
	3,098		Market Comparable Companies	EBITDA Multiple (b)	6.0x (6.0x)

Loan Assignments	3,601

Total	$876,323

#

The table above does not include certain level 3 securities that are valued by brokers and pricing services. At May 31, 2020, the value of these investments was approximately $65,212,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.
(d)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares(a)	$59,010	$32,000	$90,961	$(46)	$(3)	$—	—	$46	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	7,757	44,206	51,963	—	—	—	—	6	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.09%(a)(b)	650,359	3,762,358	511,751	—	—	3,900,966	3,900,966	1,322	—

Total	$717,126	$3,838,564	$654,675	$(46)	$(3)	$3,900,966		$1,374	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including credit default, index and, total return swaps, to manage credit, and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Total Return Swaps

The Fund used total return swaps to gain long and/or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.